UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
Laudus Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Laudus Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: September 30, 2010

Item 1: Report(s) to Shareholders.

Semiannual Report September 30, 2010

COMMAND PERFORMANCETM

Laudus Mondrian Fundstm

Laudus Mondrian International Equity Fund

Laudus Mondrian Global Equity Fund

Laudus Mondrian Emerging Markets Fund

Laudus Mondrian International Fixed Income Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
Mondrian Investment Partners Limited

Laudus Mondrian Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Report Period

Laudus Mondrian International Equity Fund

Investor Shares (Ticker Symbol: LIEQX)	-0.27%
Select Shares® (Ticker Symbol: LIEFX)	-0.13%
Institutional Shares (Ticker Symbol: LIEIX)	-0.13%
MSCI EAFE® Index (Net)	0.20%

Performance Details	pages 4-6

Laudus Mondrian Global Equity Fund

Investor Shares (Ticker Symbol: LGEQX)	-0.62%
Select Shares® (Ticker Symbol: LGESX)	-0.50%
Institutional Shares (Ticker Symbol: LGEVX)	-0.50%
MSCI World® Index (Net)	-0.64%

Performance Details	pages 7-9

Laudus Mondrian Emerging Markets Fund

Investor Shares (Ticker Symbol: LEMIX)	7.51%
Select Shares® (Ticker Symbol: LEMSX)	7.73%
Institutional Shares (Ticker Symbol: LEMNX)	7.73%
MSCI Emerging Markets Index (Net)	8.15%

Performance Details	pages 10-12

Laudus Mondrian International Fixed Income Fund (Ticker Symbol: LIFNX)	8.45%	*

Citigroup non-U.S. Dollar World Government Bond Index	9.05%

Performance Details	pages 13-15

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Redemption fees charged on shares sold or exchanged 30 days or less after purchasing them may affect share level returns.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The funds’ performance relative to the indices may be affected by fair-value pricing, see financial note 2 for more information.

There are risks associated with investing in securities of foreign issuers, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Bond funds are subject to increased risk of loss of principal during periods of volatile interest rates.

Please see prospectus for further detail and investor eligibility requirements.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.

Laudus Mondrian Funds 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

We are pleased to provide you with this semiannual report to shareholders for the Laudus Mondrian Fundstm. The content covers the six-month period that ended September 30, 2010, and includes information about the performance and management of the four Laudus Mondrian Funds.

For the reporting period, the Laudus Mondrian Global Equity Fund slightly outperformed its comparative index, and the other three funds modestly underperformed their respective indices. You can read about the performance of the funds and the comparative indices in the “Manager’s Discussion and Analysis” on the following pages.

The Laudus Mondrian Funds are sub-advised by Mondrian Investment Partners Limited, a London-based institutional investment manager. Founded in 1990, Mondrian is renowned for its international expertise and its adherence to a consistent value-oriented investment philosophy. Mondrian manages more than $68.4 billion in assets (as of September 30, 2010) for some of the world’s largest companies and public retirement plans.

As always, we encourage our investors to periodically review their portfolios, and when needed, make changes that are consistent with their investment goals and tolerance for risk. If you have any questions about the Laudus Mondrian Funds, we are available at 1-800-447-3332, and additional resources may be found on laudus.com.

Thank you for investing with us.

Sincerely,

2 Laudus Mondrian Funds

The Investment Environment

The past six months produced mixed returns and high volatility in global capital markets. Generally, international equity markets fared slightly better than U.S. ones, while fixed income outperformed both for the most part. Commodity returns were mixed, as precious metals were widely sought after and performed well, but energy-related commodities lost more than 10%. Globally, stock price movements were highly synchronized during the period, continuing a pattern which began to gather strength in the summer of 2007. Major macroeconomic events during the period include concerns about sovereign debt levels for many European countries and a major oil spill in the Gulf of Mexico. The U.S. dollar dropped in value versus some major currencies during the period, enhancing returns in overseas markets for U.S. dollar-based investors.

In the U.S., large-cap stocks lost about 1% for the period, with a modest spread between growth- and value-style equities, as growth outperformed value by about 2%. U.S. small-caps outperformed U.S. large-caps, gaining about 1%. U.S. small-cap growth stocks outperformed value, adding about 2% versus value stocks’ loss of about 2%. Internationally, the results were slightly better. International large-cap stocks were up about 1%, but were outperformed by international small-cap stocks, which gained nearly 5%. As occurred in the U.S., international growth stocks outperformed their value counterparts, with growth gaining about 2% to value’s loss of about 1%. Emerging markets stocks performed the best among major equity groups, adding more than 8% for the period.

From a global sector perspective, returns were mixed among those considered to be cyclical in their growth—meaning they are more sensitive to the broad level of economic activity—and those considered more defensive, or less sensitive to economic activity levels. The Telecommunications Services Sector, generally considered defensive in nature, gained more than 11%. Consumer Discretionary stocks, considered more cyclical, and Consumer Staples, another defensive group, were next in performance, both up over 5% in the period. Utilities also performed positively, as did Industrials. Lagging sectors were Financials, Information Technology, Energy and Health Care, all of which were down about 2% during the period.

Among major developed economies around the globe, the United Kingdom, Germany and Canada performed the best during the period, each gaining about 2−3% in U.S. dollar terms. Some European countries posted negative returns, notably Greece, down more than 30%, and Ireland, which lost over 20%. These two countries were among those perceived to have some of the highest risk regarding the safety of their government debt. Italy, France and Switzerland posted smaller losses. Japan lost about 5% and the U.S. slightly more than 1% during the six-month period. As noted above, emerging markets as a whole outperformed developed markets, led by India, China and Brazil among the major emerging markets. Some smaller markets in Latin America, such as Colombia and Chile, and in Asia, such as Indonesia, performed very well.

Returns for fixed income securities were mostly positive for the period, with many major indexes posting returns above 5%. U.S. Treasury securities gained more than 7% to lead major U.S. investment grade groups, as investors sought the perceived safety of U.S. government-related assets during a time of global economic uncertainty. Non-U.S. government bonds also performed well, adding about 9%, helped along by the drop in the U.S. dollar versus some major currencies. The Japanese and United Kingdom fixed income markets performed the best from a U.S. dollar perspective, partially on the strength of their currencies. Longer-maturity bonds, especially those maturing in more than 10 years, also performed well, as global interest rates dropped during the period.

Commodity index returns were mixed for the six-month period, with wide variation. For example, Metals, led by gold and silver, were up about 7%. Gold gained about 17% and silver over 20%, as precious metals performed well in a period of economic uncertainty. But crude oil was down about 14% for the period, and Unleaded Gasoline lost more than 9%. Agricultural prices outperformed those of other major commodity groups, adding about 27% during the period. Sugar and wheat were particularly strong, both posting gains of more than 30%. As occurred in the non-U.S. equity and fixed income markets, the drop in the U.S. dollar’s value versus other major currencies helped the performance of commodities for U.S. dollar-based investors.

Laudus Mondrian Funds 3

Laudus Mondrian International Equity Fund

The Laudus Mondrian International Equity Fund Investor Shares returned -0.27% for the six-month period, while its comparative index, the MSCI EAFE (Net) Index (the index), returned 0.20%. Geographical weighting was a positive contributor, whereas currency holdings were neutral, and stock selection was slightly negative. Stock selection was positive in Asia, especially in Japan, but this was offset by stock selection in the United Kingdom (U.K.) and Germany. The fund’s underweight position in the outperforming market of Hong Kong hurt performance, but asset allocation overall was beneficial, especially the fund’s lack of exposure to the underperforming markets of Greece and Ireland, and overweight position in the strong market of Singapore.

Euro-zone sovereign debt concerns intensified early in the reporting period, and governments announced new initiatives to address the deficits. Consequently, the index fell by 14% in the second quarter of 2010, its largest quarterly decline since the end of 2008. (Returns are quoted in U.S. dollars.) Subsequent economic data releases, however, generally pointed to moderate global growth and helped calm some investor fears. Moreover, the policy stance of certain central banks—including the U.S. Federal Reserve and the Bank of England—supported additional quantitative easing.

In Europe, Sweden had the best performing equity market, up about 16% in the index. Improvements in Swedish industrial activity helped to reduce unemployment. The Danish market also did well, up more than 11%. The share price of Novo Nordisk, the pharmaceuticals company that dominated the Danish country index, rose strongly early in the period. The German equity market rose more than 2% in the index. Germany’s significant export sector did well and, after a decade of stagnation, consumer spending in Germany seemed to be entering a period of growth. The French equity market fell sharply early in the reporting period, as French banks were collectively the most exposed foreign banks to Greek borrowers. The French equity market subsequently rose, as consumer confidence registered three consecutive monthly increases. The U.K. equity market fared well, up more than 3%. A new Conservative-Liberal Democrat coalition government was formed, and it moved quickly to outline its fiscal consolidation plans. Despite the rescue plan by other euro-zone member governments, Greece had the worst performing equity market over the six-month period, down more than 30%, as investors questioned the sustainability of the country’s still-rising debt load. Ireland had the second worst performing equity market in the region, down more than 20%. Concerns centered on the rising budgetary cost of supporting the country’s ravaged financial sector.

In the Asia Pacific region, Singapore had the best performing equity market, up more than 15% in the index. Surging exports drove a rapid recovery in Singapore’s economy, though it appears to have slowed somewhat. Initiatives introduced in China to curb property speculation affected the equity market in Hong Kong, which fell early in the period. This was followed by a surge on news that an even more accommodative monetary policy stance in the United States might be put into place. The Japanese equity market declined nearly 5%, as export competitiveness was negatively impacted by relative exchange rate movements. Australia had the worst performing equity market in the region early in the period, and then shifted to being the best performing equity market, helped by currency strength.

The Consumer Staples and Telecommunications Sectors, traditional safe havens, were among the better performing sectors during this volatile six-month period. The Health Care Sector, another defensive sector, did less well, as certain European governments either proposed or implemented drug price reductions as part of their budgetary austerity plans. The Financials Sector was down 2.4%. The cross-country sovereign debt exposures of euro-zone banks remained the dominant concern during the first half of the reporting period. Later in the period, the publication of Europe’s financial stress tests and proposed new regulatory standards for bank capital and liquidity contributed to good performance from financial stocks. Greater economic uncertainty contributed to lower commodity prices, pushing the Materials Sector down 2.4%. The Energy Sector did poorly, falling 5.5%. The Information Technology Sector was the worst performing sector, down 7.6%.

Movements in exchange rates were positive during the reporting period. Most currencies appreciated against the U.S. dollar. In particular, the Japanese yen gained 11.9% against the U.S. dollar. The Australian dollar appreciated 5.5% against the U.S. dollar, the euro strengthened by 0.9%, the sterling was up 3.9%, and the defensive Swiss franc rose by 7.7%.

As of 9/30/10:
 Fund Characteristics

Number of Companies[1]	36
Weighted Average Market Cap ($ x 1,000,000)	$61,858
Price/Earnings Ratio (P/E)	13.66
Price/Book Ratio (P/B)	1.48
Portfolio Turnover (One year trailing)	31%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Initial Investment	$100	$50,000	$500,000
Inception Date	6/16/2008	6/16/2008	6/16/2008
Total Net Assets ($ x 1,000)	$908	$443	$76,290
Ticker Symbol	LIEQX	LIEFX	LIEIX
Cusip	51855Q614	51855Q564	51855Q580
NAV	$7.50	$7.52	$7.53

Manager views and portfolio holdings may have changed since the report date.

[1]	Short-term investments are not included.

4 Laudus Mondrian Funds

 Laudus Mondrian International Equity Fund

Performance Summary as of 9/30/10

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

June 16, 2008 – September 30, 2010
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

June 16, 2008 – September 30, 2010
Performance of a Hypothetical
$50,000 Investment in Select Shares1

June 16, 2008 – September 30, 2010
Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (6/16/08)	-0.27%	0.00%	-10.95%
Select Shares (6/16/08)	-0.13%	0.30%	-10.75%
Institutional Shares (6/16/08)	-0.13%	0.33%	-10.68%
MSCI EAFE Index®(Net)*	0.20%	3.27%	-8.33%

Fund Expense Ratios2: Investor Shares: Net 1.40%; Gross 1.60% / Select Shares: Net 1.12%; Gross 1.31% /
             Institutional Shares: Net 1.05%; Gross 1.24%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 21 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/12. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.

Laudus Mondrian Funds 5

 Laudus Mondrian International Equity Fund

Performance Summary   as of 9/30/10 continued

 Country Weightings % of Investments

United Kingdom	21.6%

Japan	21.4%

France	18.0%

Australia	8.0%

Spain	7.8%

Switzerland	6.7%

Singapore	4.9%

Germany	2.9%

Taiwan	2.5%

Other Countries	6.2%

Total	100.0%

 Sector Weightings % of Equities

Consumer Staples	18.4%
Financials	17.6%
Telecommunication Services	17.2%
Health Care	15.8%
Energy	10.7%
Utilities	6.8%
Information Technology	6.3%
Consumer Discretionary	4.7%
Industrials	2.5%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Novartis AG - Reg’d.	4.6%
Royal Dutch Shell plc, Class A	4.1%
GlaxoSmithKline plc	4.0%
Unilever plc	4.0%
Carrefour S.A.	3.9%
Takeda Pharmaceutical Co., Ltd.	3.9%
CANON, Inc.	3.6%
France Telecom S.A.	3.5%
Kao Corp.	3.4%
Telefonica S.A.	3.3%
Total	38.3%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Laudus Mondrian Funds

Laudus Mondrian Global Equity Fund

The Laudus Mondrian Global Equity Fund Investor Shares returned -0.62% for the six-month period that ended September 30, 2010, while its comparative index, the MSCI World (Net) Index (the index), returned -0.64%. Returns in the index were mixed across the developed markets with results ranging from a gain of about 14% for Singapore to a drop of more than 30% in Greece. The U.S. market fell more than 1%. Performance dispersion was less marked on a sector basis. Telecommunications was the strongest performing sector at 10.4%, compared with Financials, which was down 5.2%. (All returns are stated in U.S. dollars.)

In early 2010, market commentators were somewhat optimistic in their assessment of the global economic recovery. However, as the six-month period came to a close, and economic indicators fell short of expectations, a more measured view came to the forefront. Mondrian tended to side with the more measured view, in part, because the growth that was seen early in 2010 was heavily supported by the rebuilding of stocks and increases in government spending. Now that inventory levels have come closer to desired levels, and many of the government spending packages have ended, a more realistic picture of underlying demand has emerged. Unfortunately, it seems as if the recovery, especially in the United States, has not gained the momentum that many anticipated.

Moreover, fears have continued to mount over public finance issues in many countries. Such concerns appear to have weighed heavily on some markets, especially in Greece and Ireland, which were down more than 30% and 20% in the index, respectively. The fund’s lack of exposure to these poorly performing markets helped the fund’s performance. An overweight to the Singapore market, the strongest in the index with a more than 14% return, also helped. These positive influences were partly offset by the fund’s underexposure to other strong markets, such as Denmark, Hong Kong, and Sweden.

Geographically, stock selection was neutral overall for the fund’s performance during the period under review. Selection was positive for returns in Japan. For example, West Japan Railway rose 5.2% when the Japanese market overall was down about 5%. Likewise, Verizon Communications, Inc. rose 14.1%, whereas the U.S. market fell about 1%. Adverse stock selection included Bank of America Corp. and Wells Fargo & Co., down 26.5% and 19.0%, respectively. In addition, British Petroleum fell 28.7%. Movement in exchange rates helped returns, as most currencies strengthened against the U.S. dollar. The euro gained 1%, the sterling 4%, and the yen 12%.

With its research-driven, long-term, dividend-discount methodology, Mondrian seeks to avoid what can prove to be short-term influences on stock returns. Its valuation process led Mondrian to find better valuations among sectors traditionally viewed as defensive. The fund’s positioning in Telecommunications and Consumer Staples—two sectors in which the fund had above average holdings—contributed to the fund’s performance. Within Telecommunications, AT&T, Inc. was up 13.9% and Vodafone Group plc rose 11.2%. Meanwhile, within Consumer Staples, the global supermarket chain, Carrefour, based in France, returned 14.5%. Also positive for returns was the relatively low exposure to weak areas, such as Financials and Information Technology, down 5.2% and 3.7% respectively. These trends were partly offset by a below-average allocation to the, perhaps surprisingly, robust Consumer Discretionary stocks.

As of 9/30/10:
 Fund Characteristics

Number of Companies[1]	55
Weighted Average Market Cap ($ x 1,000,000)	$75,916
Price/Earnings Ratio (P/E)	14.62
Price/Book Ratio (P/B)	1.65
Portfolio Turnover (One year trailing)	24%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Initial Investment	$100	$50,000	$500,000
Inception Date	6/16/2008	6/16/2008	6/16/2008
Total Net Assets ($ x 1,000)	$95	$135	$4,113
Ticker Symbol	LGEQX	LGESX	LGEVX
Cusip	51855Q598	51855Q556	51855Q572
NAV	$8.00	$8.02	$8.02

Manager views and portfolio holdings may have changed since the report date.

[1]	Short-term investments are not included.

Laudus Mondrian Funds 7

 Laudus Mondrian Global Equity Fund

Performance Summary as of 9/30/10

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

June 16, 2008 – September 30, 2010
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

June 16, 2008 – September 30, 2010
Performance of a Hypothetical
$50,000 Investment in Select Shares1

June 16, 2008 – September 30, 2010
Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (6/16/08)	-0.62%	3.43%	-7.09%
Select Shares (6/16/08)	-0.50%	3.65%	-6.85%
Institutional Shares (6/16/08)	-0.50%	3.69%	-6.81%
MSCI World® Index (Net)*	-0.64%	6.76%	-7.08%

Fund Expense Ratios2: Investor Shares: Net 1.40%; Gross 5.30% / Select Shares: Net 1.12%; Gross 5.13% /
             Institutional Shares: Net 1.05%; Gross 4.97%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	The Morgan Stanley Capital International World Index (Net) is a free float-adjusted market capitalization index that is designed to measure global developed markets equity performance. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/12. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.

8 Laudus Mondrian Funds

 Laudus Mondrian Global Equity Fund

Performance Summary   as of 9/30/10 continued

 Country Weightings % of Investments

United States	42.2%

United Kingdom	14.1%

France	12.2%

Japan	7.0%

Switzerland	4.9%

Spain	4.5%

Australia	3.9%

Germany	3.6%

Netherlands	2.7%

Other Countries	4.9%

Total	100.0%

 Sector Weightings % of Equities

Health Care	20.9%
Telecommunication Services	16.0%
Energy	14.7%
Consumer Staples	12.6%
Financials	12.5%
Consumer Discretionary	5.8%
Utilities	5.4%
Information Technology	5.0%
Industrials	4.4%
Materials	2.7%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Novartis AG - Reg’d	3.4%
Merck & Co., Inc.	3.3%
Total S.A.	3.0%
Chevron Corp.	3.0%
France Telecom S.A.	2.9%
GlaxoSmithKline plc	2.9%
Carrefour S.A.	2.9%
Royal Dutch Shell plc, Class A	2.8%
Unilever plc	2.6%
Pfizer, Inc.	2.6%
Total	29.4%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

[1]	This list is not a recommendation of any security by the investment adviser.

Laudus Mondrian Funds 9

Laudus Mondrian Emerging Markets Fund

The Laudus Mondrian Emerging Markets Fund Investor Shares returned 7.51% for the six-month period that ended September 30, 2010, while its comparative index, the MSCI Emerging Markets Index (Net) (the index), returned 8.15%. The fund’s underperformance was attributed to its more defensively-oriented stock selection. During the period under review, index returns were positive across all regions except Eastern Europe, which fell more than 2%. Asia was the strongest region with outperformance from the Southeast Asian countries of Indonesia, Malaysia and Thailand. Within Latin America, the smaller Andean markets also posted very strong returns, with Colombia up about 37%, Chile returning more than 35%, and Peru appreciating more than 30%.

On a sector-specific level, returns in the MSCI Emerging Markets Index were most positive in the Consumer Discretionary and Consumer Staples sectors. This was due, in part, to investors trying to tap into the growing domestic consumption across the developing world. The Industrial and Financial sectors also performed well. Both of them benefited from increasing confidence in the domestic growth of emerging market economies, especially when compared to the developed world. The more internationally linked sectors paled in comparison; this was true for Energy, Materials, and Information Technology. The fund benefited from a large weighting in Consumer Staples and an underweight position to Materials. Movement in emerging market currencies increased U.S. dollar returns, as most of the currencies appreciated relative to the U.S. dollar.

The fund’s general investment strategy continued to be driven by several consistent factors implemented by the Mondrian portfolio management team, with an overriding emphasis on value stocks. The main changes during the period included selling out of Komercni Bank in the Czech Republic, in preference for Credicorp Ltd., the largest financial institution in Peru. The long-term, macro-economic outlook, and under-penetrated banking system in Peru, created a more attractive investment opportunity than could be found in the Czech Republic. In addition, we increased the fund’s exposure to Consumer Staples and bought Ambev, the largest Brazilian brewer, and Want Want, the Chinese snack food manufacturer. These additions were funded by selling out of Hyundai Motor in Korea, after strong outperformance, and Bharti Airtel, in India, after reassessing the business.

The six-month period ended on a positive note, with the MSCI Emerging Markets Index posting an 11.1% return in September 2010. The renewed confidence in global economic growth was reflected in the strong performance of stock markets around the world. This was a shift from the beginning of the reporting period, when the index fell over 8% during the second quarter of 2010, on what seemed to be a steady stream of negative headline news. Despite the strong end to the six-month period, Mondrian believes that the global economy still has significant challenges ahead of it. Not least of which is the high number of government debt positions in the developed world. With this in mind, Mondrian maintains a cautious stance toward the fund’s portfolio, and prefers less cyclical businesses where it tends to have greater confidence in its ability to generate sustainable cash flows and dividend growth.

As of 9/30/10:
 Fund Characteristics

Number of Companies[1]	41
Weighted Average Market Cap ($ x 1,000,000)	$33,518
Price/Earnings Ratio (P/E)	12.25
Price/Book Ratio (P/B)	2.28
Portfolio Turnover (One year trailing)	32%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Initial Investment	$100	$50,000	$500,000
Inception Date	11/2/2007	11/2/2007	11/2/2007
Total Net Assets ($ x 1,000)	$9,340	$5,166	$132,889
Ticker Symbol	LEMIX	LEMSX	LEMNX
Cusip	51855Q648	51855Q630	51855Q622
NAV	$9.45	$9.48	$9.48

Manager views and portfolio holdings may have changed since the report date.

[1]	Short-term investments are not included.

10 Laudus Mondrian Funds

 Laudus Mondrian Emerging Markets Fund

Performance Summary as of 9/30/10

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

November 2, 2007 – September 30, 2010
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

November 2, 2007 – September 30, 2010
Performance of a Hypothetical
$50,000 Investment in Select Shares1

November 2, 2007 – September 30, 2010
Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	Since Inception

Investor Shares (11/2/07)	7.51%	14.97%	-1.15%
Select Shares (11/2/07)	7.73%	15.40%	-0.85%
Institutional Shares (11/2/07)	7.73%	15.44%	-0.82%
MSCI Emerging Markets Index (Net)*	8.15%	20.22%	-4.36%

Fund Expense Ratios2: Investor Shares: Net 1.80%; Gross 2.08% / Select Shares: Net 1.52%; Gross 1.77% /
             Institutional Shares: Net 1.45%; Gross 1.69%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/12. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.

Laudus Mondrian Funds 11

 Laudus Mondrian Emerging Markets Fund

Performance Summary   as of 9/30/10 continued

 Country Weightings % of Investments

China	19.7%

Brazil	17.9%

Taiwan	10.5%

Turkey	7.8%

South Africa	7.4%

Republic of Korea	5.3%

India	5.0%

Russia	3.8%

Chile	3.3%

Thailand	2.8%

Philippines	2.5%

Indonesia	2.5%

Other Countries	11.5%

Total	100.0%

 Sector Weightings % of Equities

Financials	25.3%
Energy	15.1%
Telecommunication Services	12.9%
Utilities	12.4%
Information Technology	10.9%
Consumer Staples	10.7%
Industrials	9.0%
Materials	3.7%
Total	100.0%

 Top Equity Holdings % of Net Assets1

China Construction Bank Corp., Class H	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3.7%
Vale S.A. ADR	3.6%
KT&G Corp.	3.5%
Tupras-Turkiye Petrol Rafinerileri A/S	3.3%
Enersis S.A. ADR	3.3%
Redecard S.A.	3.3%
Itausa - Investimentos Itau S.A.	3.2%
Chunghwa Telecom Co., Ltd. ADR	3.2%
Sasol	3.1%
Total	34.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

[1]	This list is not a recommendation of any security by the investment adviser.

12 Laudus Mondrian Funds

Laudus Mondrian International Fixed Income Fund

The Laudus Mondrian International Fixed Income Fund returned 8.45% for the six-month period that ended September 30, 2010, while its comparative index, the Citigroup Non-U.S. Dollar World Government Bond Index (the index), returned 9.05% for the same period.

The fund’s underperformance was attributed to its overweight to a weak Polish market and an overweight to smaller markets within the euro-zone, in particular, Ireland. A modest overweight to corporate bonds also detracted over the six-month period. In terms of contributors, the fund’s overweight positions to Australia and Japan added to performance because these markets outperformed (in U.S. dollar terms). The fund’s overall underweight to the weak euro zone also added to performance.

The index was up 3.5% in local market terms. International government bond markets benefited from the low inflation environment, especially in developed markets. The expectation of further quantitative easing in the form of government bond purchases by central banks also helped to drive government bond yields lower. Japan (up more than 15%) and the United Kingdom (up nearly 13%) were the strongest performing markets during the six-month period. Japan’s performance was driven by the strength of its currency. The yen rallied as risk aversion took hold in global markets. Poland (up about 0.6%) and the euro zone (up about 2%) were the weakest performing markets. Weak euro-zone local market returns were driven by the peripheral markets, which fell sharply, as investors focused their attention on the fiscal positions and growth prospects of these countries.

Mondrian generally purchases bonds on an unhedged basis, as Mondrian believes that, if a local bond market offers good value, its currency is likely to appreciate. However, Mondrian may look to add further value through defensive hedging which may be employed when Mondrian believes a currency is overvalued based on real exchange rate valuations from its proprietary Purchasing Power Parity (PPP) currency models. During the period, Mondrian bought fully-covered, defensive forward currency contracts on the euro to the British pound. These currency contracts ranged from 6-14% of the fund’s net assets over the period. The performance of the fund was not materially impacted by these currency contracts.

As of 9/30/10:
 Fund Characteristics

Number of Issues[1]	57
Average Maturity	7.49 yrs
Modified Duration	6.09 yrs
Portfolio Turnover (One year trailing)	65%

 Fund Overview

Fund

Initial Investment	$100
Inception Date	11/2/2007
Total Net Assets ($ x 1,000)	$421,239
Ticker Symbol	LIFNX
Cusip	51855Q655
NAV	$11.97

Manager views and portfolio holdings may have changed since the report date.

[1]	Short-term investments are not included.

Laudus Mondrian Funds 13

 Laudus Mondrian International Fixed Income Fund

Performance Summary as of 9/30/10

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

November 2, 2007 – September 30, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,3

Fund and Inception Date	6 Months		1 Year	Since Inception

Fund: Laudus Mondrian International Fixed Income Fund (11/2/07)	8.45%	*	6.48%	9.81%
Citigroup non-U.S. Dollar World Government Bond Index**	9.05%		4.47%	7.82%

Fund Expense Ratios2: Net 0.75%; Gross 0.79%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
**	The Citigroup non-US Dollar World Government Bond Index measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/12. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[3]	On July 27, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.

14 Laudus Mondrian Funds

 Laudus Mondrian International Fixed Income Fund

Performance Summary   as of 9/30/10 continued

 Country Weightings % of Investments

Japan	20.9%

Italy*	6.5%

France*	6.3%

Spain*	6.2%

United Kingdom	6.1%

Netherlands*	4.5%

Australia	4.5%

Ireland	4.3%

Slovenia	3.9%

Germany*	3.9%

Poland	3.9%

United States	3.8%

Finland	3.3%

Austria	3.3%

Norway	2.9%

Other Countries	1.0%

Supranational**	14.7%

Total	100.0%

 Currency Weightings % of Investments

Japanese Yen	46.4%

Euro	32.5%

Australian Dollar	6.7%

British Pound	6.5%

Polish Zloty	3.9%

United States Dollar	4.0%

Total	100.0%

 Sector Weightings % of Investments

Government Bonds	59.6%
Supranational	14.7%
Government Agency Obligations	10.6%
Corporate Bonds	9.7%
Other Investment Companies	3.3%
Securitized	2.1%
Total	100.0%

 Top Issuers % of Net Assets1

Japan Government Ten Year Bond	14.9%
Italy Government International Bond	5.6%
European Investment Bank	4.5%
Australia Government Bond	4.5%
France Government Bond OAT	4.5%
Spain Government Bond	4.4%
Nordic Investment Bank	4.2%
Ireland Government Bond	4.1%
Slovenia Government Bond	3.9%
Poland Government Bond	3.9%
Total	54.5%

There are risks associated with investing in securities of foreign issuers, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

*	Country weights include issues via Samurai Yen bonds issued in Japan by non-Japanese entities.
**	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others. Bonds are issued and held in Japanese Yen and Australian Dollar.
[1]	This list is not a recommendation of any security by the investment adviser.

Laudus Mondrian Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2010 and held through September 30, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/10	at 9/30/10	4/1/10–9/30/10

Laudus Mondrian International Equity Fund
Investor Shares
Actual Return	1.40%	$1,000	$997.30	$7.01
Hypothetical 5% Return	1.40%	$1,000	$1,018.05	$7.08
Select Shares
Actual Return	1.12%	$1,000	$998.70	$5.61
Hypothetical 5% Return	1.12%	$1,000	$1,019.45	$5.67
Institutional Shares
Actual Return	1.05%	$1,000	$998.70	$5.26
Hypothetical 5% Return	1.05%	$1,000	$1,019.80	$5.32

Laudus Mondrian Global Equity Fund
Investor Shares
Actual Return	1.40%	$1,000	$993.80	$7.00
Hypothetical 5% Return	1.40%	$1,000	$1,018.05	$7.08
Select Shares
Actual Return	1.12%	$1,000	$995.00	$5.60
Hypothetical 5% Return	1.12%	$1,000	$1,019.45	$5.67
Institutional Shares
Actual Return	1.05%	$1,000	$995.00	$5.25
Hypothetical 5% Return	1.05%	$1,000	$1,019.80	$5.32

Laudus Mondrian Emerging Markets Fund
Investor Shares
Actual Return	1.80%	$1,000	$1,075.10	$9.36
Hypothetical 5% Return	1.80%	$1,000	$1,016.04	$9.10
Select Shares
Actual Return	1.52%	$1,000	$1,077.30	$7.92
Hypothetical 5% Return	1.52%	$1,000	$1,017.45	$7.69
Institutional Shares
Actual Return	1.45%	$1,000	$1,077.30	$7.55
Hypothetical 5% Return	1.45%	$1,000	$1,017.80	$7.33

Laudus Mondrian International Fixed Income Fund
Actual Return	0.75%	$1,000	$1,084.50	$3.92
Hypothetical 5% Return	0.75%	$1,000	$1,021.31	$3.80

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.

16 Laudus Mondrian Funds

Laudus Mondrian International Equity Fund

Financial Statements

Financial Highlights

	4/1/10–		4/1/09–	6/17/08[1]–
Investor Shares	9/30/10*		3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.52		5.43	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13	[2]	0.18 [2]	0.07
Net realized and unrealized gains (losses)	(0.15)		2.02	(4.59)

Total from investment operations	(0.02)		2.20	(4.52)
Less distributions:
Distributions from net investment income	—		(0.11)	(0.05)
Distributions from net realized gains	—		—	(0.00)[3]

Total distributions	—		(0.11)	(0.05)

Net asset value at end of period	7.50		7.52	5.43

Total return (%)	(0.27)[4]		40.53	(45.31)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.40	[5]	1.40	1.39 [5,6]
Gross operating expenses	1.58	[5]	1.60	2.78 [5]
Net investment income (loss)	3.60	[5]	2.47	2.46 [5]
Portfolio turnover rate	17	[4]	14	8 [4]
Net assets, end of period ($ x 1,000)	908		403	168

	4/1/10–		4/1/09–	6/17/08[1]–
Select Shares	9/30/10*		3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.53		5.44	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15	[2]	0.18 [2]	0.12
Net realized and unrealized gains (losses)	(0.16)		2.03	(4.63)

Total from investment operations	(0.01)		2.21	(4.51)
Less distributions:
Distributions from net investment income	—		(0.12)	(0.05)
Distributions from net realized gains	—		—	(0.00)[3]

Total distributions	—		(0.12)	(0.05)

Net asset value at end of period	7.52		7.53	5.44

Total return (%)	(0.13)[4]		40.68	(45.16)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.12	[5]	1.12	1.12 [5]
Gross operating expenses	1.31	[5]	1.31	3.10 [5]
Net investment income (loss)	4.09	[5]	2.43	2.22 [5]
Portfolio turnover rate	17	[4]	14	8 [4]
Net assets, end of period ($ x 1,000)	443		458	90

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Distribution from realized gains is less than 0.01.
4 Not annualized.
5 Annualized.
6 The ratio of net operating expenses would have been 1.40% for the Investor Shares, if custody credits had not been included.

See financial notes 17

 Laudus Mondrian International Equity Fund

Financial Highlights continued

	4/1/10–		4/1/09–	6/17/08[1]–
Institutional Shares	9/30/10*		3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.54		5.44	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15	[2]	0.21 [2]	0.08
Net realized and unrealized gains (losses)	(0.16)		2.02	(4.59)

Total from investment operations	(0.01)		2.23	(4.51)
Less distributions:
Distributions from net investment income	—		(0.13)	(0.05)
Distributions from net realized gains	—		—	(0.00)[3]

Total distributions	—		(0.13)	(0.05)

Net asset value at end of period	7.53		7.54	5.44

Total return (%)	(0.13)[4]		40.90	(45.15)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.05	[5]	1.05	1.05 [5]
Gross operating expenses	1.16	[5]	1.24	2.11 [5]
Net investment income (loss)	4.23	[5]	2.90	2.52 [5]
Portfolio turnover rate	17	[4]	14	8 [4]
Net assets, end of period ($ x 1,000)	76,290		85,424	18,694

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Distribution from realized gains is less than 0.01.
4 Not annualized.
5 Annualized.

18 See financial notes

 Laudus Mondrian International Equity Fund

Portfolio Holdings as of September 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Common Stock	69,819,201	75,837,247
1.4%	Other Investment Company	1,128,137	1,128,137

99.1%	Total Investments	70,947,338	76,965,384
0.9%	Other Assets and Liabilities, Net		675,707

100.0%	Net Assets		77,641,091

	Number	Value
Security	of Shares	($)

Common Stock 97.7% of net assets

Australia 7.9%

Food & Staples Retailing 2.7%
Wesfarmers Ltd.	65,760	2,092,959

Insurance 2.8%
QBE Insurance Group Ltd.	131,351	2,193,638

Telecommunication Services 2.4%
Telstra Corp., Ltd.	727,837	1,846,136

		6,132,733

France 17.9%

Banks 1.8%
Societe Generale	23,373	1,351,494

Capital Goods 2.4%
Compagnie de Saint-Gobain	41,714	1,864,040

Energy 3.3%
Total S.A.	49,145	2,539,364

Food & Staples Retailing 3.9%
Carrefour S.A.	56,087	3,023,345

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Sanofi-Aventis	35,424	2,358,026

Telecommunication Services 3.5%
France Telecom S.A.	126,665	2,739,557

		13,875,826

Germany 2.9%

Utilities 2.9%
RWE AG	32,843	2,218,059

Hong Kong 1.0%

Utilities 1.0%
Hongkong Electric Holdings Ltd.	125,500	762,588

Italy 1.7%

Banks 1.7%
Intesa Sanpaolo	393,874	1,283,045

Japan 21.2%

Automobiles & Components 2.6%
Toyota Motor Corp.	55,400	1,985,574

Food & Staples Retailing 2.8%
Seven & i Holdings Co., Ltd.	94,600	2,218,478

Household & Personal Products 3.4%
Kao Corp.	108,600	2,649,193

Insurance 2.5%
Tokio Marine Holdings, Inc.	70,800	1,909,657

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Takeda Pharmaceutical Co., Ltd.	65,400	3,006,619

Technology Hardware & Equipment 3.6%
CANON, Inc.	60,300	2,816,374

Telecommunication Services 2.4%
KDDI Corp.	393	1,878,800

		16,464,695

Netherlands 2.0%

Media 2.0%
Reed Elsevier N.V.	125,347	1,583,390

Singapore 4.8%

Banks 3.0%
Oversea-Chinese Banking Corp., Ltd.	114,221	767,929
United Overseas Bank Ltd.	111,200	1,546,520

		2,314,449

Telecommunication Services 1.8%
Singapore Telecommunications Ltd.	597,000	1,424,791

		3,739,240

Spain 7.7%

Banks 1.6%
Banco Santander S.A.	97,322	1,235,236

Telecommunication Services 3.3%
Telefonica S.A.	105,416	2,616,543

Utilities 2.8%
Iberdrola S.A.	280,148	2,160,247

		6,012,026

Switzerland 6.7%

Insurance 2.1%
Zurich Financial Services AG	7,038	1,649,919

See financial notes 19

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 4.6%
Novartis AG - Reg’d	61,415	3,534,919

		5,184,838

Taiwan 2.5%

Semiconductors & Semiconductor Equipment 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	993,154	1,965,451

United Kingdom 21.4%

Energy 7.1%
BP plc	339,612	2,323,647
Royal Dutch Shell plc, Class A	106,342	3,218,706

		5,542,353

Food & Staples Retailing 1.1%
Tesco plc	124,158	828,208

Food, Beverage & Tobacco 4.0%
Unilever plc	107,764	3,119,049

Insurance 1.9%
Aviva plc	229,325	1,437,519

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
GlaxoSmithKline plc	158,404	3,124,501

Telecommunication Services 3.3%
Vodafone Group plc	1,039,059	2,563,726

		16,615,356

Total Common Stock
(Cost $69,819,201)		75,837,247

Other Investment Company 1.4% of net assets

United States 1.4%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,128,137	1,128,137

Total Other Investment Company
(Cost $1,128,137)		1,128,137

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $72,332,211 and the unrealized appreciation and depreciation were $7,126,035 and ($2,492,862), respectively, with a net unrealized appreciation of $4,633,173.

At 09/30/10, the values of certain foreign securities held by the fund aggregating $75,837,247 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

ADR —	American Depositary Receipt
Reg’d —	Registered

20 See financial notes

 Laudus Mondrian International Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2010; unaudited.

Assets

Investments, at value (cost $70,947,338)		$76,965,384
Foreign currency, at value (cost $389,217)		393,610
Receivables:
Dividends		340,902
Foreign tax reclaims		62,974
Fund shares sold		5,378
Interest		180
Prepaid expenses	+	21,137

Total assets		77,789,565

Liabilities

Payables:
Fund shares redeemed		119,814
Trustee’s retirement plan		8,797
Investment adviser fees		4,084
Distribution and shareholder services fees		172
Accrued expenses	+	15,607

Total liabilities		148,474

Net Assets

Total assets		77,789,565
Total liabilities	−	148,474

Net assets		$77,641,091

Net Assets by Source
Capital received from investors		71,920,348
Net investment income not yet distributed		2,277,238
Net realized capital losses		(2,590,853)
Net unrealized capital gains		6,034,358

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$908,091		121,086		$7.50
Select Shares	$442,757		58,875		$7.52
Institutional Shares	$76,290,243		10,126,748		$7.53

See financial notes 21

 Laudus Mondrian International Equity Fund

Statement of
Operations
For April 1, 2010 through September 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $204,547)		$2,089,207
Interest	+	1,420

Total investment income		2,090,627

Expenses

Investment adviser fees		336,676
Transfer agent fees		28,996
Accounting and administration fees		25,267
Custodian fees		19,711
Professional fees		18,423
Registration fees		14,088
Trustees’ fees		5,489
Interest expense		1,307
Shareholder reports		1,025
Distribution and shareholder services fees (Investor Shares)		688
Sub-Accounting fees:
Investor Shares		413
Select Shares		318
Other expenses	+	9,804

Total expenses		462,205
Expense reduction by adviser	−	43,535

Net expenses	−	418,670

Net investment income		1,671,957

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(2,256,376)
Net realized gains on foreign currency transactions	+	30,171

Net realized losses		(2,226,205)
Net unrealized losses on investments		(959,522)
Net unrealized gains on foreign currency translations	+	17,898

Net unrealized losses	+	(941,624)

Net realized and unrealized losses		(3,167,829)

Decrease in net assets resulting from operations		($1,495,872)

22 See financial notes

 Laudus Mondrian International Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

4/1/10-9/30/10			4/1/09-3/31/10
Net investment income		$1,671,957	$1,810,468
Net realized gains (losses)		(2,226,205)	349,617
Net unrealized gains (losses)	+	(941,624)	12,345,748

Increase (Decrease) in net assets from operations		(1,495,872)	14,505,833

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	7,398
Select Shares		—	7,351
Institutional Shares	+	—	1,335,069

Total distributions from net investment income		$—	$1,349,818

Transactions in Fund Shares

		4/1/10-9/30/10		4/1/09-3/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		73,976	$513,874	51,524	$374,672
Select Shares		—	14	50,770	362,976
Institutional Shares	+	1,683,405	11,950,005	9,108,053	62,739,667

Total shares sold		1,757,381	$12,463,893	9,210,347	$63,477,315

Shares Reinvested
Investor Shares		—	$—	950	$7,197
Select Shares		—	—	861	6,539
Institutional Shares	+	—	—	39,447	299,800

Total shares reinvested		—	$—	41,258	$313,536

Shares Redeemed
Investor Shares		(6,493)	($44,272)	(29,708)	($222,012)
Select Shares		(1,883)	(12,840)	(7,379)	(41,398)
Institutional Shares	+	(2,883,506)	(19,554,920)	(1,256,943)	(9,349,540)

Total shares redeemed		(2,891,882)	($19,612,032)	(1,294,030)	($9,612,950)

Net transactions in fund shares		(1,134,501)	($7,148,139)	7,957,575	$54,177,901

Shares Outstanding and Net Assets

		4/1/10-9/30/10		4/1/09-3/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,441,210	$86,285,102	3,483,635	$18,951,186
Total increase or decrease	+	(1,134,501)	(8,644,011)	7,957,575	67,333,916

End of period		10,306,709	$77,641,091	11,441,210	$86,285,102

Net investment income not yet distributed			$2,277,238		$605,281

See financial notes 23

Laudus Mondrian Global Equity Fund

Financial Statements

Financial Highlights

	4/1/10–		4/1/09–	6/17/08[1]–
Investor Shares	9/30/10*		3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	8.05		5.68	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11	[2]	0.17 [2]	0.17
Net realized and unrealized gains (losses)	(0.16)		2.38	(4.27)

Total from investment operations	(0.05)		2.55	(4.10)
Less distributions:
Distributions from net investment income	—		(0.18)	(0.22)

Net asset value at end of period	8.00		8.05	5.68

Total return (%)	(0.62)[3]		44.94	(41.35)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.40	[4]	1.39	1.40	[4]
Gross operating expenses	4.72	[4]	5.30	4.43	[4]
Net investment income (loss)	2.95	[4]	2.30	2.63	[4]
Portfolio turnover rate	14	[3]	22	14	[3]
Net assets, end of period ($ x 1,000)	95		80	34

	4/1/10–		4/1/09–	6/17/08[1]–
Select Shares	9/30/10*		3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	8.06		5.68	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13	[2]	0.19 [2]	0.16
Net realized and unrealized gains (losses)	(0.17)		2.39	(4.25)

Total from investment operations	(0.04)		2.58	(4.09)
Less distributions:
Distributions from net investment income	—		(0.20)	(0.23)

Net asset value at end of period	8.02		8.06	5.68

Total return (%)	(0.50)[3]		45.43	(41.27)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.12	[4]	1.11	1.12	[4]
Gross operating expenses	4.41	[4]	5.13	4.27	[4]
Net investment income (loss)	3.34	[4]	2.59	2.89	[4]
Portfolio turnover rate	14	[3]	22	14	[3]
Net assets, end of period ($ x 1,000)	135		182	33

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.

24 See financial notes

 Laudus Mondrian Global Equity Fund

Financial Highlights continued

	4/1/10–		4/1/09–	6/17/08[1]–
Institutional Shares	9/30/10*		3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	8.06		5.68	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13	[2]	0.20 [2]	0.16
Net realized and unrealized gains (losses)	(0.17)		2.38	(4.25)

Total from investment operations	(0.04)		2.58	(4.09)
Less distributions:
Distributions from net investment income	—		(0.20)	(0.23)

Net asset value at end of period	8.02		8.06	5.68

Total return (%)	(0.50)[3]		45.49	(41.25)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.05	[4]	1.03	1.05	[4]
Gross operating expenses	4.28	[4]	4.96	4.08	[4]
Net investment income (loss)	3.36	[4]	2.68	2.74	[4]
Portfolio turnover rate	14	[3]	22	14	[3]
Net assets, end of period ($ x 1,000)	4,113		4,132	2,840

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.

See financial notes 25

 Laudus Mondrian Global Equity Fund

Portfolio Holdings as of September 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Common Stock	4,943,845	4,320,312
0.4%	Other Investment Company	17,999	17,999

99.9%	Total Investments	4,961,844	4,338,311
0.1%	Other Assets and Liabilities, Net		4,859

100.0%	Net Assets		4,343,170

	Number	Value
Security	of Shares	($)

Common Stock 99.5% of net assets

Australia 4.0%

Insurance 1.4%
QBE Insurance Group Ltd.	3,655	61,041

Materials 1.4%
Amcor Ltd.	9,273	58,445

Telecommunication Services 1.2%
Telstra Corp., Ltd.	20,506	52,013

		171,499

France 12.2%

Banks 1.9%
Societe Generale	1,427	82,513

Capital Goods 0.9%
Vinci S.A.	781	39,258

Energy 3.0%
Total S.A.	2,530	130,727

Food & Staples Retailing 2.9%
Carrefour S.A.	2,320	125,059

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Sanofi-Aventis	356	23,697

Telecommunication Services 2.9%
France Telecom S.A.	5,873	127,024

		528,278

Germany 3.6%

Telecommunication Services 1.9%
Deutsche Telekom AG - Reg’d	6,079	83,175

Utilities 1.7%
RWE AG	1,051	70,980

		154,155

Italy 2.0%

Banks 1.0%
UniCredit S.p.A.	17,493	44,798

Energy 1.0%
Eni S.p.A.	2,040	44,079

		88,877

Japan 7.0%

Food & Staples Retailing 1.4%
Seven & i Holdings Co., Ltd.	2,600	60,973

Insurance 1.3%
Tokio Marine Holdings, Inc.	2,100	56,642

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Astellas Pharma, Inc.	1,600	57,897
Takeda Pharmaceutical Co., Ltd.	900	41,375

		99,272

Technology Hardware & Equipment 2.0%
CANNON, Inc.	1,900	88,742

		305,629

Netherlands 2.7%

Diversified Financials 1.8%
ING Groep N.V. CVA *	7,488	77,655

Media 0.9%
Reed Elsevier N.V.	3,221	40,688

		118,343

Singapore 1.3%

Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	24,000	57,278

Spain 4.5%

Telecommunication Services 2.4%
Telefonica S.A.	4,134	102,611

Utilities 2.1%
Iberdrola S.A.	12,030	92,764

		195,375

Switzerland 4.9%

Insurance 1.5%
Zurich Financial Services AG - Reg’d	277	64,937

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
Novartis AG - Reg’d	2,552	146,888

		211,825

Taiwan 1.5%

Semiconductors & Semiconductor Equipment 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	33,184	65,671

26 See financial notes

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United Kingdom 14.1%

Consumer Services 0.9%
Compass Group plc	4,704	39,249

Energy 5.2%
BP plc	15,112	103,397
Royal Dutch Shell plc, Class A	3,972	120,223

		223,620

Food, Beverage & Tobacco 2.6%
Unilever plc	3,918	113,400

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
GlaxoSmithKline plc	6,431	126,850

Telecommunication Services 2.5%
Vodafone Group plc	44,174	108,993

		612,112

United States 41.7%

Banks 2.4%
U.S. Bancorp	2,800	60,536
Wells Fargo & Co.	1,755	44,103

		104,639

Capital Goods 2.0%
3M Co.	500	43,355
General Electric Co.	2,600	42,250

		85,605

Diversified Financials 1.1%
Bank of America Corp.	3,550	46,541

Energy 5.4%
Chevron Corp.	1,600	129,680
Southwestern Energy Co. *	3,200	107,008

		236,688

Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	1,600	85,632

Food, Beverage & Tobacco 3.6%
ConAgra Foods, Inc.	3,300	72,402
H.J. Heinz Co.	1,800	85,266

		157,668

Health Care Equipment & Services 3.4%
Baxter International, Inc.	1,800	85,878
WellPoint, Inc. *	1,100	62,304

		148,182

Materials 1.3%
Alcoa, Inc.	4,700	56,917

Media 1.9%
CBS Corp., Class B	5,200	82,472

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Johnson & Johnson	1,700	105,332
Merck & Co., Inc.	3,900	143,559
Pfizer, Inc.	6,465	111,004

		359,895

Retailing 2.1%
Genuine Parts Co.	2,000	89,180

Software & Services 1.4%
Microsoft Corp.	2,500	61,225

Telecommunication Services 3.7%
AT&T, Inc.	2,900	82,940
Verizon Communications, Inc.	2,400	78,216

		161,156

Transportation 1.5%
United Parcel Service, Inc., Class B	1,000	66,690

Utilities 1.6%
Edison International	2,000	68,780

		1,811,270

Total Common Stock
(Cost $4,943,845)		4,320,312

Other Investment Company 0.4% of net assets

United States 0.4%
State Street Institutional Liquid Reserves Fund - Institutional Class	17,999	17,999

Total Other Investment Company
(Cost $17,999)		17,999

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $4,961,860 and the unrealized appreciation and depreciation were $159,774 and ($783,323), respectively, with a net unrealized depreciation of ($623,549).

At 09/30/10, the values of certain foreign securities held by the fund aggregating $2,509,042 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
Reg’d —	Registered

See financial notes 27

 Laudus Mondrian Global Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2010; unaudited.

Assets

Investments, at value (cost $4,961,844)		$4,338,311
Foreign currency, at value (cost $6,598)		6,721
Receivables:
Dividends		12,124
Foreign tax reclaims		2,753
Due from investment adviser		1,046
Interest		4
Prepaid expenses	+	1,106

Total assets		4,362,065

Liabilities

Payables:
Trustee’s retirement plan		447
Distribution and shareholder services fees		19
Accrued expenses	+	18,429

Total liabilities		18,895

Net Assets

Total assets		4,362,065
Total liabilities	−	18,895

Net assets		$4,343,170

Net Assets by Source
Capital received from investors		5,308,473
Net investment income not yet distributed		95,975
Net realized capital losses		(438,259)
Net unrealized capital losses		(623,019)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$94,771		11,851		$8.00
Select Shares	$135,231		16,861		$8.02
Institutional Shares	$4,113,168		512,648		$8.02

28 See financial notes

 Laudus Mondrian Global Equity Fund

Statement of
Operations
For April 1, 2010 through September 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $6,417)		$91,856
Interest	+	36

Total investment income		91,892

Expenses

Investment adviser fees		17,703
Accounting and administration fees		24,074
Professional fees		13,860
Registration fees		13,250
Transfer agent fees		13,037
Trustees’ fees		3,597
Custodian fees		1,152
Shareholder reports		253
Distribution and shareholder services fees (Investor Shares)		110
Sub-Accounting fees:
Investor Shares		66
Select Shares		123
Other expenses	+	2,252

Total expenses		89,477
Expense reduction by adviser	−	67,396

Net expenses	−	22,081

Net investment income		69,811

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(40,208)
Net realized gains on foreign currency transactions	+	466

Net realized losses		(39,742)
Net unrealized losses on investments		(52,400)
Net unrealized gains on foreign currency translations	+	485

Net unrealized losses	+	(51,915)

Net realized and unrealized losses		(91,657)

Decrease in net assets resulting from operations		($21,846)

See financial notes 29

 Laudus Mondrian Global Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

4/1/10-9/30/10			4/1/09-3/31/10
Net investment income		$69,811	$105,536
Net realized losses		(39,742)	(110,991)
Net unrealized gains (losses)	+	(51,915)	1,364,784

Increase (Decrease) in net assets from operations		(21,846)	1,359,329

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	1,454
Select Shares		—	4,347
Institutional Shares	+	—	100,300

Total distributions from net investment income		$—	$106,101

Transactions in Fund Shares

		4/1/10-9/30/10		4/1/09-3/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		4,811	$37,258	5,771	$42,376
Select Shares		—	—	16,313	100,000
Institutional Shares	+	—	33	—	—

Total shares sold		4,811	$37,291	22,084	$142,376

Shares Reinvested
Investor Shares		—	$—	174	$1,379
Select Shares		—	—	548	4,347
Institutional Shares	+	—	—	12,648	100,300

Total shares reinvested		—	$—	13,370	$106,026

Shares Redeemed
Investor Shares		(2,843)	($21,924)	(2,103)	($15,198)
Select Shares		(5,729)	(43,710)	—	—
Institutional Shares	+	—	—	—	—

Total shares redeemed		(8,572)	($65,634)	(2,103)	($15,198)

Net transactions in fund shares		(3,761)	($28,343)	33,351	$233,204

Shares Outstanding and Net Assets

		4/1/10-9/30/10		4/1/09-3/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		545,121	$4,393,359	511,770	$2,906,927
Total increase or decrease	+	(3,761)	(50,189)	33,351	1,486,432

End of period		541,360	$4,343,170	545,121	$4,393,359

Net investment income not yet distributed			$95,975		$26,164

30 See financial notes

Laudus Mondrian Emerging Markets Fund

Financial Statements

Financial Highlights

	4/1/10–		4/1/09–		4/1/08–	11/2/07[1]–
Investor Shares	9/30/10*		3/31/10		3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	8.79		5.33		9.29	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15	[2]	0.09	[2]	0.11	0.02
Net realized and unrealized gains (losses)	0.51		3.46		(4.01)	(0.72)

Total from investment operations	0.66		3.55		(3.90)	(0.70)
Less distributions:
Distributions from net investment income	—		(0.09)		(0.06)	(0.01)

Net asset value at end of period	9.45		8.79		5.33	9.29

Total return (%)	7.51	[3]	66.74		(42.02)	(6.98)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.80	[4]	1.81	[5]	1.80	1.82	[4,6]
Gross operating expenses	1.91	[4]	2.08		2.46	2.79	[4]
Net investment income (loss)	3.41	[4]	1.17		1.54	0.89	[4]
Portfolio turnover rate	13	[3]	44		52	49	[3]
Net assets, end of period ($ x 1,000)	9,340		9,437		1,927	1,937

	4/1/10–		4/1/09–		4/1/08–	11/2/07[1]–
Select Shares	9/30/10*		3/31/10		3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	8.80		5.34		9.31	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16	[2]	0.10	[2]	0.08	0.02
Net realized and unrealized gains (losses)	0.52		3.47		(3.97)	(0.70)

Total from investment operations	0.68		3.57		(3.89)	(0.68)
Less distributions:
Distributions from net investment income	—		(0.11)		(0.08)	(0.01)

Net asset value at end of period	9.48		8.80		5.34	9.31

Total return (%)	7.73	[3]	66.91		(41.82)	(6.75)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.52	[4]	1.53	[7]	1.52	1.54	[4,8]
Gross operating expenses	1.67	[4]	1.78		2.23	2.74	[4]
Net investment income (loss)	3.67	[4]	1.17		1.70	0.69	[4]
Portfolio turnover rate	13	[3]	44		52	49	[3]
Net assets, end of period ($ x 1,000)	5,166		4,531		559	760

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 1.80% if certain non-routine expenses (proxy expense) had not been incurred.
6 The ratio of net operating expenses would have been 1.80%, if interest expense had not been included.
7 The ratio of net operating expenses would have been 1.52% if certain non-routine expenses (proxy expense) had not been incurred.
8 The ratio of net operating expenses would have been 1.52%, if interest expense had not been included.

See financial notes 31

 Laudus Mondrian Emerging Markets Fund

Financial Highlights continued

	4/1/10–		4/1/09–		4/1/08–	11/2/07[1]–
Institutional Shares	9/30/10*		3/31/10		3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	8.80		5.33		9.29	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16	[2]	0.14	[2]	0.10	0.02
Net realized and unrealized gains (losses)	0.52		3.44		(3.98)	(0.71)

Total from investment operations	0.68		3.58		(3.88)	(0.69)
Less distributions:
Distributions from net investment income	—		(0.11)		(0.08)	(0.02)

Net asset value at end of period	9.48		8.80		5.33	9.29

Total return (%)	7.73	[3]	67.27		(41.78)	(6.94)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.45	[4]	1.46	[5]	1.45	1.47	[4,6]
Gross operating expenses	1.51	[4]	1.70		2.13	2.62	[4]
Net investment income (loss)	3.73	[4]	1.79		1.94	0.59	[4]
Portfolio turnover rate	13	[3]	44		52	49	[3]
Net assets, end of period ($ x 1,000)	132,889		90,486		25,234	19,414

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 1.45% if certain non-routine expenses (proxy expense) had not been incurred.
6 The ratio of net operating expenses would have been 1.45%, if interest expense had not been included.

32 See financial notes

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of September 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

93.4%	Common Stock	119,629,954	137,741,604
3.2%	Preferred Stock	3,574,441	4,686,982
2.0%	Other Investment Company	2,948,842	2,948,842

98.6%	Total Investments	126,153,237	145,377,428
1.4%	Other Assets and Liabilities, Net		2,016,573

100.0%	Net Assets		147,394,001

	Number	Value
Security	of Shares	($)

Common Stock 93.4% of net assets

Brazil 14.5%

Food, Beverage & Tobacco 2.2%
Companhia de Bebidas das Americas ADR	26,000	3,218,280

Materials 3.6%
Vale S.A. ADR *	190,100	5,275,275

Software & Services 3.3%
Redecard S.A.	311,000	4,824,911

Transportation 3.0%
Companhia de Concessoes Rodoviarias	174,400	4,499,149

Utilities 2.4%
CPFL Energia S.A. ADR	49,900	3,512,461

		21,330,076

Chile 3.3%

Utilities 3.3%
Enersis S.A. ADR	205,300	4,826,603

China 19.5%

Banks 6.9%
China Construction Bank Corp., Class H	6,437,000	5,625,930
Industrial & Commercial Bank of China Ltd., Class H	6,197,000	4,594,926

		10,220,856

Capital Goods 2.5%
Beijing Enterprises Holdings Ltd.	525,500	3,733,196

Food, Beverage & Tobacco 0.8%
China Yurun Food Group Ltd.	276,000	1,022,401
Want Want China Holdings Ltd.	215,000	198,816

		1,221,217

Household & Personal Products 1.5%
Hengan International Group Co., Ltd.	217,500	2,166,681

Telecommunication Services 2.8%
China Mobile Ltd.	394,500	4,035,706

Transportation 3.1%
China Merchants Holdings International Co., Ltd.	680,000	2,458,775
China Shipping Development Co., Ltd., Class H	1,530,000	2,097,388

		4,556,163

Utilities 1.9%
China Resources Power Holdings Co., Ltd.	1,304,000	2,802,937

		28,736,756

Columbia 1.6%

Banks 1.6%
Bancolombia S.A. ADR	35,200	2,310,176

Czech Republic 2.0%

Utilities 2.0%
CEZ A/S	66,691	2,979,276

India 4.9%

Banks 2.6%
Axis Bank Ltd.	113,631	3,868,219

Diversified Financials 2.3%
Rural Electrification Corp., Ltd.	443,139	3,372,912

		7,241,131

Indonesia 2.5%

Utilities 2.5%
PT Perusahaan Gas Negara	8,373,000	3,607,938

Kazahkstan 1.7%

Energy 1.7%
KazMunaiGas Exploration Production GDR	142,891	2,524,884

Malaysia 2.1%

Telecommunication Services 2.1%
Maxis Berhad	1,823,400	3,161,259

Peru 1.9%

Banks 1.9%
Credicorp Ltd.	24,494	2,789,867

See financial notes 33

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Philippines 2.5%

Telecommunication Services 2.5%
Philippine Long Distance Telephone Co. ADR	61,400	3,675,404

Republic of Korea 5.2%

Banks 1.7%
KB Financial Group, Inc.	51,488	2,210,051
KB Financial Group, Inc. ADR	6,250	267,938

		2,477,989

Food, Beverage & Tobacco 3.5%
KT&G Corp.	88,232	5,256,277

		7,734,266

Russia 3.7%

Energy 3.7%
Gazprom ADR	125,811	2,635,740
LUKOIL ADR	50,200	2,846,340

		5,482,080

South Africa 7.3%

Diversified Financials 1.9%
African Bank Investments Ltd.	550,928	2,828,676

Energy 3.1%
Sasol	102,712	4,602,709

Food, Beverage & Tobacco 2.3%
Tiger Brands Ltd.	121,715	3,306,905

		10,738,290

Taiwan 10.4%

Semiconductors & Semiconductor Equipment 5.7%
MediaTek, Inc.	215,923	3,029,873
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,736,719	5,415,964

		8,445,837

Technology Hardware & Equipment 1.5%
Asustek Computer, Inc.	312,060	2,232,787

Telecommunication Services 3.2%
Chunghwa Telecom Co., Ltd. ADR	206,702	4,634,259

		15,312,883

Thailand 2.7%

Energy 2.7%
PTT PCL	412,700	4,025,015

Turkey 7.6%

Banks 2.3%
Turkiye Garanti Bankasi A/S	587,814	3,405,927

Energy 3.3%
Tupras-Turkiye Petrol Rafinerileri A/S	183,749	4,940,700

Telecommunication Services 2.0%
Turkcell Iletisim Hizmetleri A/S	432,762	2,919,073

		11,265,700

Total Common Stock
(Cost $119,629,954)		137,741,604

Preferred Stock 3.2% of net assets

Brazil 3.2%

Banks 3.2%
Itausa - Investimentos Itau S.A.	613,806	4,686,982

Total Preferred Stock
(Cost $3,574,441)		4,686,982

Other Investment Company 2.0% of net assets

United States 2.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	2,948,842	2,948,842

Total Other Investment Company
(Cost $2,948,842)		2,948,842

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $128,615,705 and the unrealized appreciation and depreciation were $17,498,486 and ($736,763) respectively, with a net unrealized appreciation of $16,761,723.

At 09/30/10, the values of certain foreign securities held by the fund aggregating $85,875,302 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

34 See financial notes

 Laudus Mondrian Emerging Markets Fund

Statement of
Assets and Liabilities
As of September 30, 2010; unaudited.

Assets

Investments, at value (cost $126,153,237)		$145,377,428
Foreign currency, at value (cost $669,030)		673,494
Receivables:
Investments sold		730,109
Fund shares sold		3,516,940
Dividends		300,311
Interest		810
Foreign tax reclaims		253
Prepaid expenses	+	31,461

Total assets		150,630,806

Liabilities

Payables:
Investments bought		2,800,350
Trustee’s retirement plan		11,339
Fund shares redeemed		9,702
Investment adviser fees		8,692
Distribution and shareholder services fees		1,861
Accrued expenses	+	404,861

Total liabilities		3,236,805

Net Assets

Total assets		150,630,806
Total liabilities	−	3,236,805

Net assets		$147,394,001

Net Assets by Source
Capital received from investors		130,758,657
Net investment income not yet distributed		2,256,338
Net realized capital losses		(4,482,445)
Net unrealized capital gains		18,861,451

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$9,339,758		987,914		$9.45
Select Shares	$5,165,720		544,826		$9.48
Institutional Shares	$132,888,523		14,014,737		$9.48

See financial notes 35

 Laudus Mondrian Emerging Markets Fund

Statement of
Operations
For April 1, 2010 through September 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $387,302)		$3,041,439
Interest	+	3,497

Total investment income		3,044,936

Expenses

Investment adviser fees		704,672
Custodian fees		70,927
Professional fees		25,303
Accounting and administration fees		24,690
Registration fees		21,101
Transfer agent fees		16,260
Distribution and shareholder services fees (Investor Shares)		11,199
Trustees’ fees		5,934
Shareholder reports		5,377
Sub-Accounting fees:
Investor Shares		6,719
Select Shares		3,396
Other expenses	+	15,078

Total expenses		910,656
Expense reduction by adviser	−	40,995
Custody credits	−	23

Net expenses	−	869,638

Net investment income		2,175,298

Realized and Unrealized Gains (Losses)

Net realized gains on investments		2,059,126
Net realized losses on foreign currency transactions	+	(123,485)

Net realized gains		1,935,641
Net unrealized gains on investments		6,489,541
Net unrealized gains on foreign currency translations	+	4,583

Net unrealized gains	+	6,494,124

Net realized and unrealized gains		8,429,765

Increase in net assets resulting from operations		$10,605,063

36 See financial notes

 Laudus Mondrian Emerging Markets Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

4/1/10-9/30/10			4/1/09-3/31/10
Net investment income		$2,175,298	$1,153,567
Net realized gains		1,935,641	77,669
Net unrealized gains	+	6,494,124	23,743,396

Increase in net assets from operations		10,605,063	24,974,632

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	99,099
Select Shares		—	45,364
Institutional Shares	+	—	924,199

Total distributions from net investment income		$—	$1,068,662

Transactions in Fund Shares

		4/1/10-9/30/10		4/1/09-3/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		163,312	$1,423,238	1,152,477	$8,887,479
Select Shares		281,637	2,322,804	602,229	4,964,897
Institutional Shares	+	4,087,299	35,991,894	6,024,244	47,508,182

Total shares sold		4,532,248	$39,737,936	7,778,950	$61,360,558

Shares Reinvested
Investor Shares		—	$—	9,692	$81,609
Select Shares		—	—	4,950	41,731
Institutional Shares	+	—	—	5,603	47,231

Total shares reinvested		—	$—	20,245	$170,571

Shares Redeemed
Investor Shares		(249,359)	($2,139,742)	(449,546)	($3,638,090)
Select Shares		(251,660)	(2,193,993)	(197,123)	(1,576,529)
Institutional Shares	+	(358,198)	(3,069,541)	(476,176)	(3,489,305)

Total shares redeemed		(859,217)	($7,403,276)	(1,122,845)	($8,703,924)

Net transactions in fund shares		3,673,031	$32,334,660	6,676,350	$52,827,205

Shares Outstanding and Net Assets

		4/1/10-9/30/10		4/1/09-3/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,874,446	$104,454,278	5,198,096	$27,721,103
Total increase	+	3,673,031	42,939,723	6,676,350	76,733,175

End of period		15,547,477	$147,394,001	11,874,446	$104,454,278

Net investment income not yet distributed			$2,256,338		$81,040

See financial notes 37

Laudus Mondrian International Fixed Income Fund

Financial Statements

Financial Highlights

	4/1/10–		4/1/09–	4/1/08–	11/2/07[2]–
	9/30/10*		3/31/10[1]	3/31/09	3/31/08

Per-Share Data ($)

Net asset value at beginning of period	11.20		10.32	11.29	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.26	0.27	0.07
Net realized and unrealized gains (losses)	0.83		1.06	(0.86)	1.27

Total from investment operations	0.93		1.32	(0.59)	1.34
Less distributions:
Distributions from net investment income	(0.16)		(0.42)	(0.38)	(0.05)
Distributions from net realized gains	—		(0.02)	—	—

Total distributions	(0.16)		(0.44)	(0.38)	(0.05)

Net asset value at end of period	11.97		11.20	10.32	11.29

Total return (%)	8.36	[3]	12.85	(5.40)	13.42	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.75	[4]	0.76 [5]	0.75	0.75	[4]
Gross operating expenses	0.75	[4]	0.79	0.87	1.23	[4]
Net investment income (loss)	1.79	[4]	2.42	2.24	1.98	[4]
Portfolio turnover rate	39	[3]	67	92	1	[3]
Net assets, end of period ($ x 1,000)	421,239		279,274	64,562	52,214

* Unaudited.

1 Effective July 27, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy expense) had not been incurred.

38 See financial notes

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings as of September 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

59.7%		Government Bonds	239,183,484	251,304,863
10.6%		Government Agency Obligations	40,038,799	44,707,050
9.7%		Corporate Bonds	39,260,844	40,858,294
2.1%		Securitized	7,652,882	8,887,218
14.8%		Supranational	55,359,901	62,232,261
3.3%		Other Investment Company	14,033,569	14,033,569

100.2%		Total Investments	395,529,479	422,023,255
(0	.2)%	Other Assets and Liabilities, Net		(784,410)

100.0%		Net Assets		421,238,845

Security	Face Amount	Value
Rate, Maturity Date*	(local currency)	($)

Government Bonds 59.7% of net assets

Australia 4.5%
Australia Government Bond
5.25%, 03/15/19 (AUD)	6,600,000	6,510,015
5.75%, 05/15/21 (AUD)	12,100,000	12,410,719

		18,920,734

Austria 3.3%
Austria Government Bond
6.25%, 07/15/27 (EUR)	7,400,000	14,097,862

Finland 3.3%
Finland Government Bond
5.38%, 07/04/13 (EUR)	9,200,000	13,987,708

France 4.5%
France Government Bond OAT
4.00%, 04/25/14 (EUR)	6,100,000	9,073,590
5.75%, 10/25/32 (EUR)	5,150,000	9,817,998

		18,891,588

Germany 1.0%
Bundesrepublik Deutschland
3.75%, 01/04/17 (EUR)	730,000	1,109,761
4.25%, 07/04/18 (EUR)	2,100,000	3,310,786

		4,420,547

Greece 1.0%
Hellenic Republic Government Bond
4.50%, 05/20/14 (EUR)	1,900,000	2,131,352
4.60%, 07/20/18 (EUR)	2,000,000	1,877,741

		4,009,093

Ireland 4.1%
Ireland Government Bond
4.00%, 01/15/14 (EUR)	1,900,000	2,487,180
4.50%, 10/18/18 (EUR)	12,100,000	14,581,871

		17,069,051

Italy 6.5%
Italy Government International Bond
4.75%, 02/01/13 (EUR)	3,700,000	5,341,043
4.25%, 08/01/14 (EUR)	7,500,000	10,857,982
4.00%, 02/01/37 (EUR)	5,900,000	7,340,131
Republic of Italy
5.50%, 12/15/14 (JPY)	275,000,000	3,827,547

		27,366,703

Japan 17.9%
Japan Government Ten Year Bond
1.10%, 09/20/12 (JPY)	420,000,000	5,126,118
0.90%, 06/20/13 (JPY)	1,000,000,000	12,223,119
1.60%, 09/20/13 (JPY)	1,350,000,000	16,869,130
1.90%, 06/20/16 (JPY)	1,000,000,000	13,055,151
1.50%, 09/20/18 (JPY)	1,200,000,000	15,381,433
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	65,000,000	872,046
Japan Government Twenty Year Bond
1.90%, 03/22/21 (JPY)	900,000,000	11,754,725

		75,281,722

Netherlands 1.4%
Netherlands Government Bond
4.25%, 07/15/13 (EUR)	4,100,000	6,075,508

Poland 3.9%
Poland Government Bond
5.25%, 04/25/13 (PLN)	2,600,000	904,774
5.00%, 10/24/13 (PLN)	3,300,000	1,138,825
6.25%, 10/24/15 (PLN)	11,600,000	4,182,189
5.50%, 10/25/19 (PLN)	3,700,000	1,284,078
5.75%, 09/23/22 (PLN)	25,000,000	8,776,812

		16,286,678

See financial notes 39

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	(local currency)	($)

Slovenia 3.9%
Slovenia Government Bond
4.38%, 02/06/19 (EUR)	11,300,000	16,406,652

Spain 4.4%
Spain Government Bond
2.50%, 10/31/13 (EUR)	7,900,000	10,667,947
4.40%, 01/31/15 (EUR)	2,500,000	3,611,080
4.00%, 04/30/20 (EUR)	3,100,000	4,211,990

		18,491,017

Total Government Bonds
(Cost $239,183,484)		251,304,863

Government Agency Obligations 10.6% of net assets

Germany 2.8%
Bayerische Landesbank
1.40%, 04/22/13 (JPY)	400,000,000	4,852,233
Kreditanstalt fuer Wiederaufbau
2.05%, 02/16/26 (JPY)	550,000,000	7,109,863

		11,962,096

Japan 3.1%
Development Bank of Japan
1.75%, 03/17/17 (JPY)	550,000,000	7,116,274
Japan Finance Org. for Municipal Enterprises
1.55%, 02/21/12 (JPY)	350,000,000	4,265,728
1.35%, 11/26/13 (JPY)	120,000,000	1,491,018

		12,873,020

Netherlands 2.9%
Bank Nederlandse Gemeenten
1.85%, 11/07/16 (JPY)	970,000,000	12,211,659

Spain 1.8%
Instituto de Credito Official
1.50%, 09/20/12 (JPY)	650,000,000	7,660,275

Total Government Agency Obligations
(Cost $40,038,799)		44,707,050

Corporate Bonds 9.7% of net assets

Netherlands 0.2%
ING Bank N.V.
6.13%, 05/29/18, 05/29/23 (EUR) (a)(b)	490,000	737,170

Norway 2.9%
Eksportfinans ASA
1.60%, 03/20/14 (JPY)	1,000,000,000	12,416,411

United Kingdom 6.1%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	500,000	799,148
6.00%, 06/10/19 (EUR)	3,000,000	4,736,606
Lloyds TSB Bank plc
5.63%, 03/05/13, 03/05/18 (EUR) (a)(b)	1,200,000	1,660,071
5.38%, 09/03/19 (EUR)	1,900,000	2,784,983
Royal Bank of Scotland plc
5.38%, 09/30/19 (EUR)	3,500,000	4,945,111
SL Finance plc
6.38%, 07/12/12, 07/12/22 (EUR) (a)(b)	3,200,000	4,405,981
Standard Chartered Bank
5.88%, 09/26/17 (EUR)	4,200,000	6,438,724

		25,770,624

United States 0.5%
Zurich Finance (USA), Inc.
4.50%, 06/15/15, 06/15/25 (EUR) (a)(b)	1,400,000	1,934,089

Total Corporate Bonds
(Cost $39,260,844)		40,858,294

Securitized 2.1% of net assets

France 1.8%
Dexia Municipal Agency
1.55%, 10/31/13 (JPY)	640,000,000	7,783,199

Ireland 0.3%
Depfa ACS Bank
1.65%, 12/20/16 (JPY)	110,000,000	1,104,019

Total Securitized
(Cost $7,652,882)		8,887,218

Supranational 14.8% of net assets
Asian Development Bank
2.35%, 06/21/27 (JPY)	1,200,000,000	15,785,333
European Investment Bank
1.40%, 06/20/17 (JPY)	1,000,000,000	12,657,559
1.90%, 01/26/26 (JPY)	500,000,000	6,322,454
Inter-American Development Bank
6.00%, 05/25/16 (AUD)	9,800,000	9,668,015
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	1,400,000,000	17,798,900

Total Supranational
(Cost $55,359,901)		62,232,261

40 See financial notes

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 3.3% of net assets

United States 3.3%
State Street Institutional Liquid Reserves Fund - Institutional Class (USD)	14,033,569	14,033,569

Total Other Investment Company
(Cost $14,033,569)		14,033,569

End of Investments.

At 09/30/10 the tax basis cost of the fund’s investments was $395,650,793, and the unrealized appreciation and depreciation were $29,510,234 and ($3,137,772), respectively, with a net appreciation of $26,372,462.

*	For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.
(a)	Variable-rate security.
(b)	Callable security.

AUD —	Australian Dollar
EUR —	euro Currency
JPY —	Japanese Yen
PLN —	Polish Zloty
USD —	U.S. Dollar

In addition to the above, the fund held the following at 09/30/10:

			Amount of		Amount of
		Currency	Currency	Currency	Currency
		to be	to be	to be	to be	Unrealized
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	Losses

Forward Foreign Currency Contract

10/29/2010	State Street Bank London	GBP	17,493,500	EUR	20,917,880	(1,035,487)

See financial notes 41

 Laudus Mondrian International Fixed Income Fund

Statement of
Assets and Liabilities
As of September 30, 2010; unaudited.

Assets

Investments, at value (cost $395,529,479)		$422,023,255
Foreign currency, at value (cost $550,316)		553,021
Receivables:
Fund shares sold		10,242,608
Interest		4,961,277
Foreign tax reclaims		9,392
Prepaid expenses	+	67,874

Total assets		437,857,427

Liabilities

Payables:
Investments bought		14,173,535
Distributions to shareholders		930,344
Fund shares redeemed		342,899
Trustee’s retirement plan		27,292
Investment adviser fees		21,390
Unrealized losses on forward foreign currency contracts		1,035,487
Accrued expenses	+	87,635

Total liabilities		16,618,582

Net Assets

Total assets		437,857,427
Total liabilities	−	16,618,582

Net assets		$421,238,845

Net Assets by Source
Capital received from investors		396,914,065
Net investment income not yet distributed		519,752
Net realized capital losses		(1,851,830)
Net unrealized capital gains		25,656,858

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$421,238,845		35,182,087		$11.97

42 See financial notes

 Laudus Mondrian International Fixed Income Fund

Statement of
Operations
For April 1, 2010 through September 30, 2010; unaudited.

Investment Income

Interest (net of foreign withholding taxes of $79,875)		$3,847,382

Expenses

Investment adviser fees		907,859
Custodian fees		47,275
Professional fees		34,767
Shareholder reports		30,629
Accounting and administration fees		27,273
Recouped by manager		19,550
Registration fees		16,151
Transfer agent fees		14,213
Trustees’ fees		9,826
Interest expense		1,949
Other expenses	+	27,281

Total expenses	−	1,136,773

Net investment income		2,710,609

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(3,552,495)
Net realized gains on foreign currency transactions	+	1,500,326

Net realized losses		(2,052,169)
Net unrealized gains on investments		26,436,021
Net unrealized losses on foreign currency translations	+	(119,210)

Net unrealized gains	+	26,316,811

Net realized and unrealized gains		24,264,642

Increase in net assets resulting from operations		$26,975,251

See financial notes 43

 Laudus Mondrian International Fixed Income Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

4/1/10-9/30/10			4/1/09-3/31/10
Net investment income		$2,710,609	$4,657,028
Net realized gains (losses)		(2,052,169)	4,087,101
Net unrealized gains	+	26,316,811	3,932,302

Increase in net assets from operations		26,975,251	12,676,431

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	296,594
Select Shares		—	379,959
Institutional Shares	+	4,018,228	6,527,952

Total distributions from net investment income		4,018,228	7,204,505

Distributions from net realized gains	+	—	535,755

Total distributions		$4,018,228	$7,740,260

Transactions in Fund Shares1

		4/1/10-9/30/10		4/1/09-3/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	157,853	$1,716,559
Select Shares		—	—	488,763	5,339,839
Institutional Shares	+	17,781,281	202,904,132	22,417,931	255,065,619

Total shares sold		17,781,281	$202,904,132	23,064,547	$262,122,017

Shares Reinvested
Investor Shares		—	$—	24,202	$263,794
Select Shares		—	—	29,472	321,250
Institutional Shares	+	180,791	2,022,364	320,127	3,656,459

Total shares reinvested		180,791	$2,022,364	373,801	$4,241,503

Shares Redeemed
Investor Shares		—	$—	(2,128,989)	($23,661,558)
Select Shares		—	—	(2,847,078)	(31,627,976)
Institutional Shares	+	(7,723,917)	(85,918,410)	(4,052,269)	(45,433,721)

Total shares redeemed		(7,723,917)	($85,918,410)	(9,028,336)	($100,723,255)

Net transactions in fund shares		10,238,155	$119,008,086	14,410,012	$165,640,265

Shares Outstanding and Net Assets

		4/1/10-9/30/10		4/1/09-3/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		24,943,932	$279,273,736	10,533,920	$108,697,300
Total increase	+	10,238,155	141,965,109	14,410,012	170,576,436

End of period		35,182,087	$421,238,845	24,943,932	$279,273,736

Net investment income not yet distributed			$519,752		$1,827,371

[1]	Effective July 27, 2009, all outstanding Investor Shares (1,996,021 shares valued at $22,234,870) and Select Shares (2,638,198 shares valued at $29,374,492) were converted into Institutional Shares.

44 See financial notes

 Laudus Mondrian Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the Laudus Mondrian Funds in this report is a series of Laudus Trust, (the “trust”), an open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Laudus Mondrian International Equity Fund
Laudus Mondrian Global Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund
Laudus Growth Investors U.S. Large Capitalization Growth Fund

The Laudus Mondrian Emerging Markets Fund and the Laudus Mondrian International Fixed Income Fund commenced operations on November 2, 2007. The Laudus Mondrian International Equity Fund and the Laudus Mondrian Global Equity Fund commenced operations on June 17, 2008.

Each fund except, Laudus Mondrian International Fixed Income Fund, offers three share classes: Investor Shares, Select Shares and Institutional Shares. Effective July 27, 2009, all outstanding Investor Shares and Select Shares of the Laudus Mondrian International Fixed Income Fund were converted into Institutional Shares and the fund no longer offers separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares and Select Shares became an owner of Institutional Shares of the fund.

Each class of shares generally has identical rights and preferences, except that each class is subject to different eligibility conditions, bears different distribution and sub-transfer agent expenses, and separate voting rights on matters pertaining solely to that class of shares.

Shares are bought and sold (subject to a redemption fee, see note 9) at closing net asset value (“NAV”), which is the price for all outstanding shares of the fund.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

 45

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures and forwards contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the

46

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of September 30, 2010:

Laudus Mondrian International Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$75,837,247	$—	$75,837,247
Other Investment Company	1,128,137	—	—	1,128,137

Total	$1,128,137	$75,837,247	$—	$76,965,384

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

Laudus Mondrian Global Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$2,509,042	$—	$2,509,042
United States(a)	1,811,270	—	—	1,811,270
Other Investment Companies	17,999	—	—	17,999

Total	$1,829,269	$2,509,042	$—	$4,338,311

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

 47

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Laudus Mondrian Emerging Markets Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$67,730,350	$—	$67,730,350
Brazil(a)	21,330,076	—	—	21,330,076
Chile(a)	4,826,603	—	—	4,826,603
Columbia(a)	2,310,176	—	—	2,310,176
Kazahkstan(a)	2,524,884	—	—	2,524,884
Peru(a)	2,789,867	—	—	2,789,867
Philippines(a)	3,675,404	—	—	3,675,404
Republic of Korea(a)	—	5,256,277	—	5,256,277
Banks	267,938	2,210,051	—	2,477,989
Russia(a)	5,482,080	—	—	5,482,080
Taiwan(a)	—	10,678,624	—	10,678,624
Telecommunication Services	4,634,259	—	—	4,634,259
Thailand(a)	4,025,015	—	—	4,025,015
Preferred Stock(a)	4,686,982	—	—	4,686,982
Other Investment Company(a)	2,948,842	—	—	2,948,842

Total	$59,502,126	$85,875,302	$—	$145,377,428

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

Laudus Mondrian International Fixed Income Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds(a)	$—	$251,304,863	$—	$251,304,863
Government Agency Obligations(a)	—	44,707,050	—	44,707,050
Corporate Bonds(a)	—	40,858,294	—	40,858,294
Securitized(a)	—	8,887,218	—	8,887,218
Supranational	—	62,232,261	—	62,232,261
Other Investment Company(a)	14,033,569	—	—	14,033,569

Total	$14,033,569	$407,989,686	$—	$422,023,255

Liabilities Valuation Input

Other Financial Instruments*
Forward Foreign Currency Contracts	($1,035,487)	$—	$—	($1,035,487)

*	Forward Foreign Currency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

48

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended September 30, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended September 30, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

The Mondrian International Fixed Income Fund entered into forward foreign currency exchange contracts during the period from April 1, 2010 through September 30, 2010. The fund invested in forward currency contracts in connection with the purchase and sale of portfolio securities with the aim of minimizing losses from the depreciation of currencies that are deemed to be overvalued according to Mondrian’s proprietary currency valuation model. During the period, the fund’s monthly average notional amount of forward foreign currency exchange contracts was $32,069,497 and the monthly average unrealized gains (losses) was $350,447.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, the funds agree to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Derivatives: The funds may invest in futures contracts in order to reduce the effects of uninvested cash on performance or for other reasons. Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

The funds may invest in forward currency contracts to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties. The accounting for forwards is treated similar to that of futures contracts in that gains and losses are accounted for as unrealized gains or losses until the contract settles and such amounts are accounted for as realized.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements are fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase or sale price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

 49

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuation in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record may certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year with the exception of Laudus Mondrian International Fixed Income Fund which pays quarterly dividends.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

50

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distributes substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to the funds to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments— mid- or small-cap stocks, for instance— a fund’s large-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Interest rates rise and fall over time, which will affect a fund’s yield and share price. The credit quality of a portfolio investment could also cause the fund’s share price to fall. A fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds

 51

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds.

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between it and the trust. Mondrian Investment Partners Limited (“Mondrian”), the funds’ sub-adviser, provides day-to-day portfolio management services to the funds, subject to the supervision of CSIM.

For its advisory services to each fund, CSIM is entitled to receive an annual fee, payable monthly, based on the funds’ average daily net assets described as follows.

	First $1 billion	Over $1 billion

Laudus Mondrian International Equity Fund	0.85%	0.80%
Laudus Mondrian Global Equity Fund	0.85%	0.80%
Laudus Mondrian Emerging Markets Fund	1.20%	1.15%
Laudus Mondrian International Fixed Income Fund	0.60%	0.60%

CSIM (not the funds) pays a portion of the management fees it receives to Mondrian in return for its services.

CSIM has contractually agreed, until at least July 30, 2012, to waive a portion of its management fee and bear certain expenses of each fund. As such, CSIM further agrees to reimburse the funds to limit the annual expenses, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the funds’ business as follows:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Global	Emerging	International Fixed
	Equity Fund	Equity Fund	Markets Fund	Income Fund

Investor Shares	1.40%	1.40%	1.80%	n/a
Select Shares	1.12%	1.12%	1.52%	n/a
Institutional Shares	1.05%	1.05%	1.45%	0.75%

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the funds’ net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. As of September 30, 2010, the balance of recoupable expenses is as follows:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Global	Emerging	International Fixed
Expiration Date	Equity Fund	Equity Fund	Markets Fund	Income Fund

March 31, 2011	$106,871	$90,576	$180,441	$124,063
March 31, 2012	117,504	155,764	166,130	79,404
March 31, 2013	44,086	67,396	40,996	—

Total	$268,461	$313,736	$387,567	$203,467

5. Transfer Agent and Shareholders Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund, and receives transfer agent fees from the funds as shown in the Statement of Operations.

The trust has a Distribution and Shareholder Service Plan with respect to its Investor Shares pursuant to Rule 12b-1 under the 1940 Act. The Investor Shares of the funds are sold on a continuous basis by the trust’s distributor, ALPS Distributors, Inc. Under the Distribution and Shareholder Services Plan, the funds pay distribution and shareholder servicing fees in connection with the sale and servicing of the Investor Shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the respective average daily net assets of the Investor Shares. In addition, the trustees have authorized each fund to reimburse, out of the Investor and Select Class assets of the funds, financial intermediaries that provide sub-accounting and sub-transfer

52

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

5. Transfer Agent and Shareholders Services (continued):

agency services in connection with Investor or Select Class shares an amount of up to 0.15% of the average daily net assets of that class on an annual basis.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Charles Schwab & Co., Inc. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continue to be adjusted by performance of the funds. As a result, the amount of the retirement benefits payable to certain independent trustees may increase or decrease based on the performance of the funds.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit up to a maximum of $100,000,000, as established by State Street Bank and Trust Company. Interest is calculated based on the market rates at the time of borrowing.

There were no borrowings from the line of credit by the funds during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended September 30, 2010, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Laudus Mondrian International Equity Fund	$13,424,468	$18,359,410
Laudus Mondrian Global Equity Fund	673,026	591,043
Laudus Mondrian Emerging Markets Fund	46,592,510	14,484,337
Laudus Mondrian International Fixed Income Fund	235,907,020	120,091,033

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(4/1/10-9/30/10)	(4/1/09-3/31/10)

Laudus Mondrian International Equity Fund	$411	$84
Laudus Mondrian Global Equity Fund	35	37
Laudus Mondrian Emerging Markets Fund	1,060	5,219
Laudus Mondrian International Fixed Income Fund	14,318	8,619

 53

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of March 31, 2010, the following funds had capital loss carryforwards available to offset net capital gains before the expiration dates:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Global	Emerging	International Fixed
Expiration Date	Equity Fund	Equity Fund	Markets Fund	Income Fund

March 31, 2017	$—	$4,137	$1,445,702	$—
March 31, 2018	—	331,513	1,735,422	—

Total	$—	$335,650	$3,181,124	$—

For tax purposes, realized net capital losses occurring after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2010, the funds had no capital losses untilized and aggregate deferred realized net capital losses as follows:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Global	Emerging	International Fixed
	Equity Fund	Equity Fund	Markets Fund	Income Fund

Capital losses deferred	$—	$62,852	$412,211	$—

As of March 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purpose, four years from the date of filing), as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statement. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2010, the funds did not incur any interest or penalties. The Laudus Mondrian Emerging Markets Fund and Laudus Mondrian International fixed Income Fund are not subject to examination by U.S. federal and state tax authorities before tax year 2007. The Laudus Mondrian International Equity Fund and Laudus Mondrian Global Equity Fund are not subject to examination by U.S. federal and state authorities before tax years 2008.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

54

Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the subadvisory agreements between CSIM and Mondrian Investment Partners Limited (“Mondrian”) (such investment advisory and sub-advisory agreements, collectively, the “Agreements”) with respect to certain funds in the Trust, including Laudus Mondrian Emerging Markets Fund, Laudus Mondrian International Fixed Income Fund, Laudus Mondrian International Equity Fund and Laudus Mondrian Global Equity Fund (the “Funds”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and Mondrian, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and Mondrian, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to Mondrian seeking certain relevant information. The responses by CSIM and Mondrian are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreements with respect to the Funds for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and Mondrian, dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of Mondrian; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by Mondrian to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and Mondrian to the Funds and the resources of CSIM and its affiliates and the resources of Mondrian dedicated to the Funds supported renewal of the Agreements with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements.

 55

Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer categories and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and Mondrian to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to Mondrian, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and Mondrian from their relationships with the Funds, such as whether, by virtue of their management of the Funds, CSIM or Mondrian obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and Mondrian, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and Mondrian, and their respective affiliates. With respect to the profitability of Mondrian, the Board also considered that Mondrian is compensated by CSIM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and Mondrian is reasonable and supported renewal of the Agreements with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered existing contractual investment advisory fee schedules that, for all Funds, other than Laudus Mondrian International Fixed Income Fund, include lower fees at higher graduated asset levels, and Mondrian’s agreement to contractual sub-advisory fee schedules that, for all Funds, include lower fees at higher graduated asset levels as measured on a complex wide basis. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

56

Trustees and Officers

The tables below give information about the trustees and officers for the Laudus Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Laudus Trust since 2004.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Laudus Trust since 2010.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Laudus Trust since 2004.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

Gerald B. Smith 1950 Trustee (Trustee of Laudus Trust since 2010.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Laudus Trust since 2010.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

Joseph H. Wender 1944 Trustee (Trustee of Laudus Trust since 2010.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 57

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Laudus Trust since 2010.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Laudus Trust since 2010.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Laudus Trust since 2010.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

58

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (July 2007 – March 2008, July 2010 – present)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director (Sept. 2006 – present), President and Chief Executive Officer (August 2007 – present), Charles Schwab Investment Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Funds (Aug. 2002 – Aug. 2004, July 2007 – present) and Schwab ETFs (Oct. 2009 – present); Trustee, Laudus Trust and Laudus Institutional Trust (June 2006 – December 2009); President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Chief Financial Officer (Officer of Laudus Trust since 2006.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (Nov. 2004 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Vice President and Assistant Clerk (Officer of Laudus Trust since 2010.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Catherine MacGregor 1964 Chief Legal Officer, Vice President and Clerk (Officer of Laudus Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President, Schwab Funds (December 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Laudus Trust since 2005.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President, Schwab Funds (June 2005 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 59

Glossary

The Citigroup non-U.S. Dollar World Government Bond Index measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

The MSCI EAFE Index® (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment.

The MSCI World® Index (Net) is a free float-adjusted market capitalization index that is designed to measure global developed markets equity performance. This series approximates the minimum possible dividend reinvestment.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Price to cash flow ratio is the price of a stock divided by its reported cash flow per share.

Return on equity represents the amount earned on a company’s common stock investment for a given period, calculated by dividing common stock equity into net income for the period after preferred stock dividends but before common stock dividends.

Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

Each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on each fund’s most recent Form N-Q is also available at www.laudus.com.

60

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.866.452.8387 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR45085-02

Semiannual Report September 30, 2010

COMMAND PERFORMANCETM

Laudus Growth Investors U.S. Large Cap Growth Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
UBS Global Asset Management (Americas) Inc.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc., UBS Global Asset Management (Americas) Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Report Period

Laudus Growth Investors U.S. Large Cap Growth Fund (Ticker Symbol: LGILX)	0.53%

Russell 1000® Growth Index	-0.27%

Performance Details	pages 4-5

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Redemption fees charged on shares sold or exchanged 30 days or less after purchasing them may affect share level returns.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please see prospectus for further detail and investor eligibility requirements.

Laudus Growth Investors U.S. Large Cap Growth Fund 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

We are pleased to provide you with this semiannual report to shareholders for the Laudus Growth Investors U.S. Large Cap Growth Fund. The content covers the six-month period that ended September 30, 2010, and includes information about the performance and management of the fund.

For the reporting period, the fund outperformed its comparative index during a time that was challenging for the large-cap growth segment of the market. You can read about the performance of the fund and its index in the “Manager’s Discussion and Analysis” on the following pages.

UBS Global Asset Management (Americas) Inc., is the subadviser for the Laudus Growth Investors U.S. Large Cap Growth Fund. UBS’ Growth Investors team focuses on high-alpha growth strategies, both in the United States and internationally. They adhere to a disciplined investment process comprising both quantitative analysis and independent fundamental research, followed by portfolio construction techniques designed to deliver consistent application of the growth style of investing.

As always, we encourage our investors to periodically review their portfolios, and when needed, make changes that are consistent with their investment goals and tolerance for risk. If you have any questions about the fund, we are available at 1-800-447-3332, and additional resources may be found on laudus.com.

Thank you for investing with us.

Sincerely,

2 Laudus Growth Investors U.S. Large Cap Growth Fund

The Investment Environment

The past six months produced mixed returns and high volatility in global capital markets. Generally, international equity markets fared slightly better than U.S. ones, while fixed income outperformed both for the most part. Commodity returns were mixed, as precious metals were widely sought after and performed well, but energy-related commodities lost more than 10%. Globally, stock price movements were highly synchronized during the period, continuing a pattern which began to gather strength in the summer of 2007. Major macroeconomic events during the period include concerns about sovereign debt levels for many European countries and a major oil spill in the Gulf of Mexico. The U.S. dollar dropped in value versus some major currencies during the period, enhancing returns in overseas markets for U.S. dollar-based investors.

In the U.S., large-cap stocks lost about 1% for the period, with a modest spread between growth- and value-style equities, as growth outperformed value by about 2%. U.S. small-caps outperformed U.S. large-caps, gaining about 1%. U.S. small-cap growth stocks outperformed value, adding about 2% versus value stocks’ loss of about 2%. Internationally, the results were slightly better. International large-cap stocks were up about 1%, but were outperformed by international small-cap stocks, which gained nearly 5%. As occurred in the U.S., international growth stocks outperformed their value counterparts, with growth gaining about 2% to value’s loss of about 1%. Emerging markets stocks performed the best among major equity groups, adding more than 8% for the period.

From a global sector perspective, returns were mixed among those considered to be cyclical in their growth—meaning they are more sensitive to the broad level of economic activity—and those considered more defensive, or less sensitive to economic activity levels. The Telecommunications Services Sector, generally considered defensive in nature, gained more than 11%. Consumer Discretionary stocks, considered more cyclical, and Consumer Staples, another defensive group, were next in performance, both up over 5% in the period. Utilities also performed positively, as did Industrials. Lagging sectors were Financials, Information Technology, Energy and Health Care, all of which were down about 2% during the period.

Among major developed economies around the globe, the United Kingdom, Germany and Canada performed the best during the period, each gaining about 2−3% in U.S. dollar terms. Some European countries posted negative returns, notably Greece, down more than 30%, and Ireland, which lost over 20%. These two countries were among those perceived to have some of the highest risk regarding the safety of their government debt. Italy, France and Switzerland posted smaller losses. Japan lost about 5% and the U.S. slightly more than 1% during the six-month period. As noted above, emerging markets as a whole outperformed developed markets, led by India, China and Brazil among the major emerging markets. Some smaller markets in Latin America, such as Colombia and Chile, and in Asia, such as Indonesia, performed very well.

Returns for fixed income securities were mostly positive for the period, with many major indexes posting returns above 5%. U.S. Treasury securities gained more than 7% to lead major U.S. investment grade groups, as investors sought the perceived safety of U.S. government-related assets during a time of global economic uncertainty. Non-U.S. government bonds also performed well, adding about 9%, helped along by the drop in the U.S. dollar versus some major currencies. The Japanese and United Kingdom fixed income markets performed the best from a U.S. dollar perspective, partially on the strength of their currencies. Longer-maturity bonds, especially those maturing in more than 10 years, also performed well, as global interest rates dropped during the period.

Commodity index returns were mixed for the six-month period, with wide variation. For example, Metals, led by gold and silver, were up about 7%. Gold gained about 17% and silver over 20%, as precious metals performed well in a period of economic uncertainty. But crude oil was down about 14% for the period, and Unleaded Gasoline lost more than 9%. Agricultural prices outperformed those of other major commodity groups, adding about 27% during the period. Sugar and wheat were particularly strong, both posting gains of more than 30%. As occurred in the non-U.S. equity and fixed income markets, the drop in the U.S. dollar’s value versus other major currencies helped the performance of commodities for U.S. dollar-based investors.

Laudus Growth Investors U.S. Large Cap Growth Fund 3

Laudus Growth Investors U.S. Large Cap Growth Fund

The Laudus Growth Investors U.S. Large Cap Growth Fund returned 0.53% for the six months ended September 30, 2010, outperforming its comparative index, the Russell 1000 Growth Index, which returned -0.27%.

While on the surface, equity markets were roughly flat over the trailing six months, monthly stock returns have been volatile as investors waffled between the “risk on” and “risk off” trades as new information about the health of the global economy entered the market. On a relative basis, outperformance versus the index during the period was due primarily to stock selection, while sector allocation was a modest detractor. In particular, stock selection within Consumer Discretionary, Information Technology, Energy, and Materials were the main contributors.

The Consumer Discretionary Sector is one where there have been many opportunities recently. While high unemployment and debt levels in the United States are likely to continue to put pressure on consumers, the uncertainty regarding the recovery has provided opportunities to invest in dominant companies at prices well below fundamentals, in the subadviser’s view. In particular, the fund’s holdings in Priceline.com and Amazon.com outperformed as investors rewarded their ability to grow earnings and take share in an environment where consumers may be spending less overall, but are spending more online.

Firms within the Information Technology Sector have continued to show an admirable ability to innovate and grow their revenue during a challenging environment. The standout in this sector continues to be Apple, Inc. which successfully introduced the iPad and a new version of the iPhone, resulting in unit sales that have exceeded even the most optimistic expectations. The fund’s overweight to Apple contributed positively to performance. In addition, the fund did not hold shares of Microsoft Corp. and Hewlett-Packard Co., both of which performed poorly during the period. In the subadviser’s view, throughout the period, there continued to be attractive risk rewards in smaller technology companies that are taking advantage of secular changes in their industries such as Red Hat, Inc., Baidu, Inc., and Teradata Corp., all of which outperformed during the trailing six months.

While stock selection for the fund in its entirety was positive during the period, there were one or two pockets of weakness where the fund’s holdings underperformed. The Financial Sector makes up a relatively small percentage of the fund’s comparative index; however, soft economic data points and light volumes in July prompted fears that a cyclical recovery in interest rate products and volumes overall would be delayed, and caused two of the fund’s holdings to lag during the period, specifically IntercontinenalExchange, Inc. (ICE) and CME Group, Inc. (CME). The subadviser remains convinced that both CME and ICE maintain high barriers to entry for their products, with strong potential for multiple years of growth in existing futures contracts and new revenue opportunities in over-the-counter products.

In addition, the Health Care Sector has recently been under pressure due to concerns over the implementation of health care reform in the U.S. and austerity measures in Europe. Specifically, the fund’s holdings in Covidien plc, Medco Health Solutions, Inc., and Express Scripts, Inc. detracted from performance. While the subadviser acknowledges these issues near term, its business models remain largely entrenched while pricing concerns are likely overstated.

As of 9/30/10:
 Fund Characteristics

Number of Securities	55
Avg. Market Capitalization ($Wtd. x 1,000,000)	$57,115
Portfolio Turnover (One year trailing)	106%
Price to Earnings (P/E)	23.02
Price/Book Ratio (P/B)	3.58
Price to Cash Flow	20.11
Beta	1.10
Return on Equity	22.19%
Five-Year Earnings Growth	22.50%

 Fund Overview

Fund

Initial Investment	$100
Inception Date	10/14/1997*
Total Net Assets ($ x 1,000)	$323,305
Ticker Symbol	LGILX
Cusip	51855Q549
NAV	$11.29

Views of UBS Global Asset Management (Americas) Inc. and portfolio holdings may have changed since the report date.

*	Inception date is that of the fund’s predecessor fund, the Y Class of the UBS U.S. Large Cap Growth Fund.

4 Laudus Growth Investors U.S. Large Cap Growth Fund

 Laudus Growth Investors U.S. Large Cap Growth Fund

Performance Summary as of 9/30/10

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

September 30, 2000 – September 30, 2010
Performance of a Hypothetical
$10,000 Investment1,2

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Laudus Growth Investors U.S. Large Cap Growth Fund (10/14/97)	0.53%	14.90%	4.85%	-0.64%
Russell 1000® Growth Index*	-0.27%	12.65%	2.06%	-3.44%

Fund Expense Ratios3: Net 0.78%; Gross 0.99%

 Sector Weightings % of Equities

Information Technology	34.9%
Consumer Discretionary	18.3%
Industrials	11.0%
Health Care	9.8%
Energy	6.3%
Materials	5.6%
Financials	5.3%
Consumer Staples	4.8%
Telecommunication Services	4.0%
Total	100.0%

 Top Equity Holdings % of Net Assets4

Apple, Inc.	7.2%
Amazon.com, Inc.	5.2%
Google, Inc., Class A	4.3%
McDonald’s Corp.	3.6%
Allergan, Inc.	3.6%
Cisco Systems, Inc.	3.5%
QUALCOMM, Inc.	3.2%
Crown Castle International Corp.	2.9%
EMC Corp.	2.9%
MasterCard, Inc., Class A	2.7%
Total	39.1%

*	Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of a fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower. Performance results less than one year are not annualized.
[2]	Effective July 13, 2009, all outstanding Class A, B and C shares of the UBS U.S. Large Cap Growth Fund (UBS Growth Fund) were converted to Class Y shares, and the UBS Growth Fund’s assets were acquired by the Laudus Growth Investors U.S. Large Cap Growth Fund. The performance and financial history prior to July 13, 2009 are that of the Class Y shares of the predecessor fund.
[3]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/12. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[4]	This list is not a recommendation of any security by the investment adviser.

Laudus Growth Investors U.S. Large Cap Growth Fund 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2010 and held through September 30, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/10	at 9/30/10	4/1/10–9/30/10

Laudus Growth Investors U.S. Large Cap Growth Fund
Actual Return	0.78%	$1,000	$1,005.30	$3.92
Hypothetical 5% Return	0.78%	$1,000	$1,021.16	$3.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.

6 Laudus Growth Investors U.S. Large Cap Growth Fund

Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Statements

Financial Highlights

	4/1/10–		7/1/09–		7/1/08–	7/1/07–	7/1/06–	7/1/05–
	9/30/10*		3/31/10[1]		6/30/09	6/30/08	6/30/07	6/30/06

Per-Share Data ($)

Net asset value at beginning of period	11.23		8.68		11.45	10.94	9.02	8.38

Income (loss) from investment operations:
Net investment income (loss)	0.01	[2]	0.01	[2]	0.03 [2]	0.01 [2]	0.04 [2]	0.01 [2]
Net realized and unrealized gains (losses)	0.05		2.58		(2.80)	0.59	1.90	0.64

Total from investment operations	0.06		2.59		(2.77)	0.60	1.94	0.65
Less distributions:
Distributions from net investment income	—		(0.04)		—	(0.01)	(0.02)	(0.01)
Distributions from net realized gains	—		—		—	(0.08)	—	—

Total distributions	—		(0.04)		—	(0.09)	(0.02)	(0.01)

Net asset value at end of period	11.29		11.23		8.68	11.45	10.94	9.02

Total return (%)	0.53	[3]	30.02	[3]	(24.19)	5.52	21.51	7.72

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.78	[4]	0.78	[4]	0.80	0.80	0.80	0.80
Gross operating expenses	0.93	[4]	0.99	[4]	1.23	1.21	1.25	2.10
Net investment income (loss)	0.17	[4]	0.12	[4]	0.41	0.05	0.35	0.09
Portfolio turnover rate	51	[3]	72	[3]	132	102	112	137
Net assets, end of period ($ x 1,000)	323,305		214,872		54,344	76,175	62,529	4,797

* Unaudited.

1 Effective July 13, 2009, all outstanding Class A, B, and C shares in the UBS U.S. Large Cap Growth Fund (UBS Growth Fund) were converted to Class Y shares, and the UBS Growth Fund’s assets were acquired by Laudus Growth Investors U.S. Large Cap Growth Fund which commenced operations on that day. The Financial Highlights above present the Y Class shares of the UBS Growth Fund prior to the acquisition date of July 13, 2009 and Laudus Growth Investors U.S. Large Cap Growth Fund subsequent to that date. (Note that the UBS Growth Fund had a fiscal year ending June 30 whereas the Laudus Growth Investors U.S. Large Cap Growth Fund has a fiscal year ending March 31).
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.

See financial notes 7

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings  as of September 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

98.4%	Common Stock	278,333,827	318,326,801
1.0%	Other Investment Companies	3,159,445	3,181,284

99.4%	Total Investments	281,493,272	321,508,085
0.6%	Other Assets and Liabilities, Net		1,796,977

100.0%	Net Assets		323,305,062

	Number	Value
Security	of Shares	($)

Common Stock 98.4% of net assets

Capital Goods 7.6%
Danaher Corp.	96,500	3,918,865
Illinois Tool Works, Inc.	123,500	5,806,970
Parker Hannifin Corp.	45,800	3,208,748
Roper Industries, Inc.	61,000	3,975,980
United Technologies Corp.	107,600	7,664,348

		24,574,911

Commercial & Professional Supplies 0.9%
Verisk Analytics, Inc., Class A *	99,000	2,772,990

Consumer Durables & Apparel 1.3%
NIKE, Inc., Class B	51,500	4,127,210

Consumer Services 6.6%
Apollo Group, Inc., Class A *	34,100	1,751,035
International Game Technology	284,300	4,108,135
Las Vegas Sands Corp. *	106,500	3,711,525
McDonald’s Corp.	157,900	11,765,129

		21,335,824

Diversified Financials 5.2%
BlackRock, Inc.	19,400	3,302,850
CME Group, Inc.	15,600	4,063,020
IntercontinentalExchange, Inc. *	46,800	4,900,896
The Goldman Sachs Group, Inc.	30,800	4,453,064

		16,719,830

Energy 6.2%
Anadarko Petroleum Corp.	74,000	4,221,700
Apache Corp.	32,800	3,206,528
Concho Resources, Inc. *	63,600	4,208,412
Occidental Petroleum Corp.	55,000	4,306,500
Schlumberger Ltd.	44,700	2,753,967
Southwestern Energy Co. *	44,300	1,481,392

		20,178,499

Food, Beverage & Tobacco 4.1%
General Mills, Inc.	149,300	5,455,422
Kellogg Co.	152,300	7,692,673

		13,148,095

Health Care Equipment & Services 4.8%
Covidien plc	153,000	6,149,070
Express Scripts, Inc. *	80,200	3,905,740
Medco Health Solutions, Inc. *	108,500	5,648,510

		15,703,320

Household & Personal Products 0.6%
Colgate-Palmolive Co.	27,500	2,113,650

Materials 5.5%
Praxair, Inc.	68,400	6,173,784
The Mosaic Co.	87,900	5,165,004
The Sherwin-Williams Co.	85,900	6,454,526

		17,793,314

Media 2.4%
Discovery Communications, Inc., Class A *	123,600	5,382,780
Focus Media Holding Ltd. ADR *	101,200	2,459,160

		7,841,940

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
Allergan, Inc.	174,900	11,636,097
Life Technologies Corp. *	83,400	3,893,946

		15,530,043

Retailing 7.7%
Amazon.com, Inc. *	106,800	16,774,008
Priceline.com, Inc. *	23,800	8,290,492

		25,064,500

Software & Services 14.8%
Baidu, Inc. ADR *	40,000	4,104,800
Google, Inc., Class A *	26,700	14,038,593
MasterCard, Inc., Class A	38,500	8,624,000
Oracle Corp.	241,700	6,489,645
Red Hat, Inc. *	113,400	4,649,400
Teradata Corp. *	118,200	4,557,792
Visa, Inc., Class A	72,800	5,406,128

		47,870,358

Technology Hardware & Equipment 19.6%
Apple, Inc. *	82,000	23,267,500

8 See financial notes

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cisco Systems, Inc. *	522,700	11,447,130
EMC Corp. *	453,400	9,208,554
Juniper Networks, Inc. *	150,400	4,564,640
NetApp, Inc. *	91,400	4,550,806
QUALCOMM, Inc.	226,200	10,206,144

		63,244,774

Telecommunication Services 3.9%
American Tower Corp., Class A *	63,300	3,244,758
Crown Castle International Corp. *	211,500	9,337,725

		12,582,483

Transportation 2.4%
C.H. Robinson Worldwide, Inc.	50,000	3,496,000
Union Pacific Corp.	51,700	4,229,060

		7,725,060

Total Common Stock
(Cost $278,333,827)		318,326,801

Other Investment Companies 1.0% of net assets

iShares Russell 1000 Growth Index Fund	53,000	2,722,610
State Street Institutional Liquid Reserves Fund - Institutional Class	458,674	458,674

Total Other Investment Companies
(Cost $3,159,445)		3,181,284

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $283,747,103 and the unrealized appreciation and depreciation were $41,260,210 and ($3,499,228), respectively, with a net unrealized appreciation of $37,760,982.

*	Non-income producing security.

ADR —	American Depositary Receipt.

See financial notes 9

 Laudus Growth Investors U.S. Large Cap Growth Fund

Statement of
Assets and Liabilities
As of September 30, 2010; unaudited.

Assets

Investments, at value (cost $281,493,272)		$321,508,085
Receivables:
Investments sold		5,449,606
Fund shares sold		475,201
Dividends		163,772
Foreign tax reclaims		782
Interest		619
Prepaid expenses	+	82,179

Total assets		327,680,244

Liabilities

Payables:
Investments bought		4,181,454
Fund shares redeemed		94,870
Investment adviser fees		15,153
Accrued expenses	+	83,705

Total liabilities		4,375,182

Net Assets

Total assets		327,680,244
Total liabilities	−	4,375,182

Net assets		$323,305,062

Net Assets by Source
Capital received from investors		299,602,939
Net investment income not yet distributed		318,788
Net realized capital losses		(16,631,478)
Net unrealized capital gains		40,014,813

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$323,305,062		28,626,369		$11.29

10 See financial notes

 Laudus Growth Investors U.S. Large Cap Growth Fund

Statement of
Operations
For April 1, 2010 through September 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $525)		$1,265,025
Interest	+	6,824

Total investment income		1,271,849

Expenses

Investment adviser fees		934,654
Sub-Accounting and sub-transfer agent fees		133,522
Transfer agent fees		41,638
Professional fees		30,403
Shareholder reports		28,948
Accounting and administration fees		21,127
Registration fees		15,581
Trustees’ fees		8,324
Custodian fees		6,801
Other expenses	+	22,300

Total expenses		1,243,298
Expense reduction by adviser	−	201,826
Custody credits	−	6

Net expenses	−	1,041,466

Net investment income		230,383

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,298,419
Net realized gains on foreign currency transactions	+	8

Net realized gains		1,298,427
Net unrealized gains on investments	+	6,652,369

Net realized and unrealized gains		7,950,796

Increase in net assets resulting from operations		$8,181,179

See financial notes 11

 Laudus Growth Investors U.S. Large Cap Growth Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

4/1/10-9/30/10			7/1/09-3/31/10*	7/1/08-6/30/09*
Net investment income		$230,383	$131,820	$278,856
Net realized gains (losses)		1,298,427	6,682,970	(24,070,731)
Net unrealized gains (losses)	+	6,652,369	31,942,374	(4,813,074)

Increase (Decrease) in net assets from operations		8,181,179	38,757,164	(28,604,949)

Distributions to Shareholders[1]

Distributions from net investment income
Class A		—	50,259	—
Class B		—	—	—
Class C		—	—	—
Class Y/Shares	+	—	299,973	—

Total distributions from net investment income		$—	$350,232	$—

Transactions in Fund Shares1

		4/1/10-9/30/10		7/1/09-3/31/10		7/1/08-6/30/09
		SHARES	VALUE	SHARES	VALUE	SHARES	VALUE
Shares sold
Class A		—	$—	236	$1,959	3,042,724	$25,570,504
Class B		—	—	—	—	46,217	306,125
Class B converted to Class A		—	—	—	—	38,552	321,670
Class C		—	—	—	—	539,216	3,773,950
Class Y/Shares	+	12,904,168	137,118,187	16,983,931	162,907,767	3,012,731	30,246,611

Total shares sold		12,904,168	$137,118,187	16,984,167	$162,909,726	6,679,440	$60,218,860

Shares reinvested
Class A		—	$—	5,360	$42,776	—	$—
Class B		—	—	—	—	—	—
Class C		—	—	—	—	—	—
Class Y/Shares	+	—	—	32,061	273,426	—	—

Total shares reinvested		—	$—	37,421	$316,202	—	$—

Shares redeemed
Class A		—	$—	(2,945,996)	($23,562,231)	(1,394,928)	($10,782,023)
Class B		—	—	(76,268)	(578,141)	(49,237)	(358,469)
Class B converted to Class A		—	—	—	—	(40,705)	(321,670)
Class C		—	—	(552,156)	(4,188,832)	(267,981)	(1,967,226)
Class Y/Shares	+	(3,415,025)	(36,866,333)	(4,137,162)	(42,606,803)	(3,404,834)	(28,444,522)

Total shares redeemed		(3,415,025)	($36,866,333)	(7,711,582)	($70,936,007)	(5,157,685)	($41,873,910)

Net transactions in fund shares		9,489,143	$100,251,854	9,310,006	$92,289,921	1,521,755	$18,344,950

Shares Outstanding and Net Assets

		4/1/10-9/30/10		7/1/09-3/31/10		7/1/08-6/30/09
		SHARES	NET ASSETS	SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,137,226	$214,872,029	9,827,220	$84,175,176	8,305,465	$94,435,175
Total increase or decrease	+	9,489,143	108,433,033	9,310,006	130,696,853	1,521,755	(10,259,999)

End of period		28,626,369	$323,305,062	19,137,226	$214,872,029	9,827,220	$84,175,176

Net investment income not yet distributed			$318,788		$88,405		$279,106

*	Effective July 13, 2009, all outstanding Class A, B, and C shares in the UBS U.S. Large Cap Growth Fund (UBS Growth Fund) were converted to Class Y shares, and the UBS Growth Fund’s assets were acquired by Laudus Growth Investors U.S. Large Cap Growth Fund which commenced operations on that day. The Statement of Changes above present the fiscal year ending March 31, 2010 and June 30, 2009 of the UBS Growth Fund.
[1]	Effective July 13, 2009, all outstanding Class A Shares (2,932,035 shares valued at $23,450,301), Class B Shares (76,106 shares valued at $576,853) and Class C Shares (549,985 shares valued at $4,171,940) combined with Class Y Shares, resulting in a single class of shares of the fund.

12 See financial notes

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Laudus Growth Investors U.S. Large Cap Growth Fund is a series of the Laudus Trust, (the “trust”), an open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which is highlighted:

Laudus Growth Investors U.S. Large Cap Growth Fund
Laudus Mondrian International Equity Fund
Laudus Mondrian Global Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund

The fund offers one class of shares. Shares are bought and sold (subject to a redemption fee, see note 9) at closing net asset value (“NAV”), which is the price for all outstanding shares of the fund. The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”)

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions far that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

 13

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2010:

Laudus Growth Investors U.S. Large Cap Growth Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$318,326,801	$—	$—	$318,326,801
Other Investment Companies	3,181,284	—	—	3,181,284

Total	$321,508,085	$—	$—	$321,508,085

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The fund has adopted the new guidance for the period ended September 30, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended September 30, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the fund’s financial statements.

14

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuation in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund may record certain foreign security dividends on the day it learns of the ex-dividend date.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(g) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

 15

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

3. Risk factors:

Investing in the fund may involve certain risks, as described in the fund’s prospectus, including, but not limited to, those described below:

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

The fund will principally invest in large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments —mid-or small-cap stocks, for instance —the fund’s large-cap holdings could reduce performance.

Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

The Trust’s Board of Trustees oversees the general conduct of the trust and the fund.

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between it and the trust. UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the fund’s sub-adviser, provides day-to-day portfolio management services to the fund, subject to the supervision of CSIM.

For its advisory services to each fund, CSIM is entitled to receive an annual fee, payable monthly, based on the funds’ average daily net assets described as follows.

Average daily net assets

First $500 million	0.70%
$500 million to $1 billion	0.65%
$1 billion to $1.5 billion	0.60%
$1.5 billion to $2 billion	0.575%
over $2 billion	0.55%

CSIM (not the fund) pays a portion of the management fees it receives to UBS Global AM in return for its services.

CSIM has contractually agreed, until at least July 30, 2012, to waive a portion of its management fee and bear certain expenses of the fund. As such, CSIM further agrees to reimburse the fund to limit the annual expenses to 0.78% of the fund’s average daily net assets value, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund’s business.

16

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the fund’s net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. As of September 30, 2010, the balance of recoupable expenses is as follows:

Expiration Date	Laudus Growth Investors U.S. Large Cap Growth Fund

March 31, 2012	257,160
March 31, 2013	201,826

Total	$458,986

The fund may, from time to time, execute portfolio trades with affiliated brokers/dealers. For the period ended September 30, 2010, the fund paid no brokerage fees on the execution of portfolio trades with affiliated brokers/dealers.

5. Transfer Agent and Shareholders Services:

Boston Financial Data Services, Inc. (“BFDS”) provides the transfer agent services to the fund, and receives transfer agent fees from the fund as shown in the Statement of Operations.

The trust has authorized the fund to pay up to 0.10% of its average daily net assets attributable to its fund shares for sub-transfer agent and sub-accounting services in connection with such shares.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Charles Schwab & Co., Inc. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continue to be adjusted by performance of the fund. As a result, the amount of the retirement benefits payable to certain independent trustees may increase or decrease based on the performance of the fund.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities and to an uncommitted line of credit up to a maximum of $100,000,000, as established by State Street Bank and Trust Company. Interest is calculated based on the market rates at the time of borrowing.

There were no borrowings from the line of credit by the fund during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended September 30, 2010, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$230,542,495	$130,315,272

9. Redemption Fee:

The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. Prior to July 13, 2009, the

 17

 Laudus Growth Investors U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

9. Redemption Fee (continued):

redemption fee was 1% for shares sold or exchanged within 90 days of their purchase date, subject to limited exceptions. The redemption fees charged during the current and prior periods are:

Current Period	Prior Period	Prior Period
(4/1/10-9/30/10)	(7/1/09-3/31/10)	(7/1/08_6/30/09)

$7,536	$11,780	$21,887

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2010, the fund had capital loss carryforwards available to offset net capital gains before the expiration dates:

Expiration Date

March 31, 2016	$802,768
March 31, 2017	14,781,493

Total	$15,584,261

For tax purposes, realized net capital losses occurring after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2010, the funds had no aggregate deferred realized net capital losses and capital losses utilized as follows:

Capital losses utilized	$6,604,158

As of March 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing), as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2010, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities and state tax authorities for tax years before 2009.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

18

Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the sub-advisory agreement between CSIM and UBS Global Asset Management (Americas) Inc. (“UBS”) (such investment advisory and sub-advisory agreements, collectively, the “Agreements”), in each case, with respect to Laudus Growth Investors U.S. Large Cap Growth Fund (the “Fund”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and UBS, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and UBS, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to UBS seeking certain relevant information. The responses by CSIM and UBS are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements with respect to the Fund at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreements with respect to the Fund for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreements with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreements, including the resources of CSIM and its affiliates, and UBS, dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of UBS; and

5.	the extent to which economies of scale would be realized as the Fund grows, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by UBS to the Fund and the resources it dedicates to the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and UBS to the Fund and the resources of CSIM and its affiliates and the resources of UBS dedicated to the Fund supported renewal of the Agreements with respect to the Fund.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and an appropriate index/benchmark, in light of total return and market trends. As part of this review, the Trustees considered

 19

the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreements with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer category and comparison having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and UBS to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreements with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to UBS, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and UBS from their relationships with the Fund, such as whether, by virtue of their management of the Fund, CSIM or UBS obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and UBS, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and UBS, and their respective affiliates. With respect to the profitability of UBS, the Board also considered that UBS is compensated by CSIM, and not by the Fund directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and UBS is reasonable and supported renewal of the Agreements with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered an existing contractual investment advisory fee schedule for the Fund that includes lower fees at higher graduated asset levels, and UBS’s agreement to a contractual sub-advisory fee schedule that includes lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Fund and concluded that the compensation under the Agreements with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

20

Trustees and Officers

The tables below give information about the trustees and officers for the Laudus Trust which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Laudus Trust since 2004.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Laudus Trust since 2010.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Laudus Trust since 2004.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

Gerald B. Smith 1950 Trustee (Trustee of Laudus Trust since 2010.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Laudus Trust since 2010.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

Joseph H. Wender 1944 Trustee (Trustee of Laudus Trust since 2010.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 21

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Laudus Trust since 2010.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Laudus Trust since 2010.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Laudus Trust since 2010.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

22

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (July 2007 – March 2008, July 2010 – present)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director (Sept. 2006 – present), President and Chief Executive Officer (August 2007 – present), Charles Schwab Investment Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Funds (Aug. 2002 – Aug. 2004, July 2007 – present) and Schwab ETFs (Oct. 2009 – present); Trustee, Laudus Trust and Laudus Institutional Trust (June 2006 – December 2009); President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Chief Financial Officer (Officer of Laudus Trust since 2006.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (Nov. 2004 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Vice President and Assistant Clerk (Officer of Laudus Trust since 2010.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Catherine MacGregor 1964 Chief Legal Officer, Vice President and Clerk (Officer of Laudus Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President, Schwab Funds (December 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Laudus Trust since 2005.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President, Schwab Funds (June 2005 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Glossary

Alpha is a measure of a fund’s risk adjusted return. Alpha can be used to directly measure the value added or subtracted by a fund’s manager. It is calculated by measuring the difference between a fund’s actual returns and its expected performance given its level of market risk as measured by beta.

Beta is a measure of the volatility of a stock relative to the overall market. A beta of less than one indicates lower historical risk than the market; a beta of more than one indicates higher historical risk than the market.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Price to cash flow ratio is the price of a stock divided by its reported cash flow per share.

Return on equity represents the amount earned on a company’s common stock investment for a given period, calculated by dividing common stock equity into net income for the period after preferred stock dividends but before common stock dividends.

Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a fund’s most recent Form N-Q is also available at www.laudus.com.

24

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.866.452.8387 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR51736-01

Item 2: Code of Ethics.
     Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
     Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
     The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Trust

By:	/s/ Randall W. Merk

Randall W. Merk
President and Chief Executive Officer
Date: 11/17/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk

Randall W. Merk
President and Chief Executive Officer
Date: 11/17/2010

By:	/s/ George Pereira

George Pereira
Principal Financial Officer
Date: 11/16/2010